Vanguard® Institutional Intermediate-Term Bond Fund
Schedule of Investments (unaudited)
As of June 30, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (37.7%)
U.S. Government Securities (6.6%)
	United States Treasury Note/Bond	3.500%	10/31/2027	210,023	208,218
[1]	United States Treasury Note/Bond	3.500%	1/31/2028	256,884	254,275
	United States Treasury Note/Bond	3.875%	7/15/2028	65,954	65,578
[1]	United States Treasury Note/Bond	1.000%	7/31/2028	162,698	152,542
[2,3]	United States Treasury Note/Bond	1.375%	10/31/2028	102,544	96,227
	United States Treasury Note/Bond	3.500%	11/15/2028	200,000	196,992
	United States Treasury Note/Bond	3.875%	4/15/2029	153,144	152,007
	United States Treasury Note/Bond	2.750%	5/31/2029	74,122	71,276
	United States Treasury Note/Bond	4.500%	5/31/2029	164,373	165,869
[1]	United States Treasury Note/Bond	4.250%	6/30/2029	172,500	172,904
	United States Treasury Note/Bond	3.625%	8/31/2029	133,727	131,601
	United States Treasury Note/Bond	3.500%	9/30/2029	153,000	149,910
	United States Treasury Note/Bond	3.500%	4/30/2030	110,000	107,358
	United States Treasury Note/Bond	3.875%	8/31/2032	43,236	42,305
	United States Treasury Note/Bond	4.250%	5/15/2035	93,000	91,910
					2,058,972
Conventional Mortgage-Backed Securities (26.0%)
[4,5]	Fannie Mae Pool	1.290%	2/1/2031	2,971	2,601
[4,5]	Fannie Mae Pool	1.320%	12/1/2030	60,921	53,602
[4,5]	Fannie Mae Pool	1.340%	9/1/2032	3,939	3,307
[4,5]	Fannie Mae Pool	1.350%	9/1/2032	31,891	26,868
[4,5]	Fannie Mae Pool	1.382%	12/1/2030	36,923	32,532
[4,5]	Fannie Mae Pool	1.520%	9/1/2031	28,900	25,148
[4,5]	Fannie Mae Pool	1.540%	8/1/2031	13,750	12,001
[4,5]	Fannie Mae Pool	1.570%	9/1/2031–10/1/2031	16,500	14,305
[4,5]	Fannie Mae Pool	1.600%	1/1/2033	6,669	5,672
[4,5]	Fannie Mae Pool	1.620%	10/1/2031	8,200	7,148
[4,5]	Fannie Mae Pool	1.680%	10/1/2031	24,584	21,494
[4,5]	Fannie Mae Pool	1.780%	4/1/2031	2,330	2,067
[4,5]	Fannie Mae Pool	1.830%	11/1/2033	10,436	8,778
[4,5]	Fannie Mae Pool	1.895%	5/1/2030	17,014	15,550
[4,5]	Fannie Mae Pool	1.910%	10/1/2031–9/1/2033	39,254	33,691
[4,5]	Fannie Mae Pool	1.930%	1/1/2032–2/1/2032	8,483	7,445
[4,5]	Fannie Mae Pool	1.940%	11/1/2031	32,580	28,653
[4,5]	Fannie Mae Pool	2.000%	5/1/2031	14,780	13,264
[4,5]	Fannie Mae Pool	2.020%	5/1/2033	3,677	3,185
[4,5]	Fannie Mae Pool	2.030%	1/1/2032	27,067	23,999
[4,5]	Fannie Mae Pool	2.080%	3/1/2030	6,100	5,613
[4,5]	Fannie Mae Pool	2.170%	2/1/2032	21,270	19,022
[4,5]	Fannie Mae Pool	2.290%	10/1/2029	13,400	12,529
[4,5]	Fannie Mae Pool	2.350%	3/1/2030	12,700	11,826
[4,5]	Fannie Mae Pool	2.370%	12/1/2029	11,100	10,376
[4,5]	Fannie Mae Pool	2.430%	1/1/2030	1,690	1,578
[4,5]	Fannie Mae Pool	2.500%	11/1/2029	4,707	4,435
[4,5]	Fannie Mae Pool	2.530%	3/1/2032	12,242	11,039
[4,5]	Fannie Mae Pool	2.550%	12/1/2029	6,439	6,056
[4,5]	Fannie Mae Pool	2.560%	9/1/2029	5,658	5,347
[4,5]	Fannie Mae Pool	2.580%	4/1/2032	9,300	8,399
[4,5]	Fannie Mae Pool	2.610%	9/1/2031–4/1/2032	7,602	6,894
[4,5]	Fannie Mae Pool	2.630%	10/1/2031	951	877
[4,5]	Fannie Mae Pool	2.640%	9/1/2032	3,802	3,425
[4,5]	Fannie Mae Pool	2.680%	4/1/2032	19,087	17,320
[4,5]	Fannie Mae Pool	2.760%	9/1/2031	8,887	8,228
[4,5]	Fannie Mae Pool	2.790%	11/1/2031	2,119	1,958
[4,5]	Fannie Mae Pool	2.850%	9/1/2031	4,339	4,035
[4,5]	Fannie Mae Pool	2.881%	11/1/2029	125,590	120,365
[4,5]	Fannie Mae Pool	3.000%	3/1/2043–3/1/2048	10,229	9,088
[4,5]	Fannie Mae Pool	3.010%	4/1/2032	5,163	4,798
[4,5]	Fannie Mae Pool	3.120%	10/1/2032–11/1/2032	19,316	17,907
[4,5]	Fannie Mae Pool	3.180%	10/1/2029–1/1/2033	17,636	16,824
[4,5]	Fannie Mae Pool	3.230%	3/1/2030	11,722	11,268
[4,5]	Fannie Mae Pool	3.410%	9/1/2032	3,824	3,615

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,5]	Fannie Mae Pool	3.460%	7/1/2032–1/1/2043	32,696	30,810
[4,5]	Fannie Mae Pool	3.470%	9/1/2032	20,020	18,915
[4,5]	Fannie Mae Pool	3.500%	7/1/2047–2/1/2050	17,478	16,059
[4,5]	Fannie Mae Pool	3.540%	6/1/2032	1,037	985
[4,5]	Fannie Mae Pool	3.570%	5/1/2031–10/1/2032	24,515	23,274
[4,5]	Fannie Mae Pool	3.670%	9/1/2032–7/1/2033	38,115	36,312
[4,5]	Fannie Mae Pool	3.720%	8/1/2032	6,704	6,446
[4,5]	Fannie Mae Pool	3.730%	4/1/2032	1,122	1,082
[4,5]	Fannie Mae Pool	3.760%	7/1/2033	1,701	1,632
[4,5]	Fannie Mae Pool	3.820%	9/1/2032–1/1/2033	10,204	9,795
[4,5]	Fannie Mae Pool	4.560%	2/1/2033	2,146	2,141
[4,5]	Fannie Mae Pool	4.670%	8/1/2029	671	663
[4,5]	Fannie Mae Pool	4.680%	4/1/2031	40,445	40,608
[4,5]	Fannie Mae Pool	4.720%	6/1/2031	95,789	96,204
[4,5]	Freddie Mac Gold Pool	1.570%	10/1/2032	6,200	5,270
[4,5]	Freddie Mac Gold Pool	1.590%	7/1/2031	12,444	10,914
[4,5]	Freddie Mac Gold Pool	2.000%	9/1/2028–1/1/2032	862	829
[4,5]	Freddie Mac Gold Pool	2.060%	4/1/2033	10,685	9,233
[4,5]	Freddie Mac Gold Pool	3.000%	8/1/2032–8/1/2047	4,466	4,036
[4,5]	Freddie Mac Gold Pool	3.500%	8/1/2032–2/1/2050	30,608	28,351
[4,5]	Freddie Mac Gold Pool	3.870%	10/1/2032	28,390	27,523
[4,5]	Freddie Mac Gold Pool	4.000%	7/1/2029–5/1/2049	17,551	16,675
[4,5]	Freddie Mac Gold Pool	4.500%	5/1/2039–2/1/2047	13,370	13,231
[4,5]	Freddie Mac Gold Pool	5.000%	7/1/2039–2/1/2049	2,310	2,324
[4,5]	Freddie Mac Gold Pool	5.500%	5/1/2040	989	1,011
[4,5]	Freddie Mac Gold Pool	6.500%	5/1/2037	19	20
[4,5]	Freddie Mac Gold Pool	7.000%	5/1/2038	38	41
[4]	Ginnie Mae I Pool	2.500%	1/15/2043–6/15/2043	362	318
[4]	Ginnie Mae I Pool	3.000%	9/15/2042–8/15/2045	8,676	7,882
[4]	Ginnie Mae I Pool	3.500%	1/15/2042–7/15/2045	2,476	2,299
[4]	Ginnie Mae I Pool	4.000%	4/15/2039–12/15/2046	1,616	1,549
[4]	Ginnie Mae I Pool	4.500%	2/15/2039–12/15/2046	8,157	8,031
[4]	Ginnie Mae I Pool	5.000%	2/15/2040–9/15/2041	321	323
[4]	Ginnie Mae I Pool	5.500%	2/15/2041	48	49
[4]	Ginnie Mae I Pool	6.000%	5/15/2036–3/15/2040	505	521
[4]	Ginnie Mae II Pool	2.000%	11/20/2050–8/20/2051	206,679	169,508
[4]	Ginnie Mae II Pool	2.500%	3/20/2043–6/20/2052	210,520	179,808
[4]	Ginnie Mae II Pool	3.000%	3/20/2027–2/20/2052	194,360	173,449
[4]	Ginnie Mae II Pool	3.500%	5/20/2046–2/20/2053	179,539	163,652
[4]	Ginnie Mae II Pool	4.000%	2/20/2034–10/20/2052	192,439	181,622
[4,6]	Ginnie Mae II Pool	4.500%	4/20/2048–7/15/2056	162,683	158,003
[4,6]	Ginnie Mae II Pool	5.000%	4/20/2040–7/15/2056	393,715	389,786
[4,6]	Ginnie Mae II Pool	5.500%	4/20/2040–7/15/2056	329,784	333,964
[4]	Ginnie Mae II Pool	6.000%	2/20/2041–10/20/2055	169,259	174,765
[4]	Ginnie Mae II Pool	6.500%	9/20/2053–1/20/2055	46,694	48,691
[4]	Ginnie Mae II Pool	7.000%	2/20/2055	5,227	5,416
[4,5]	UMBS Pool	1.500%	1/1/2036–7/1/2051	294,928	241,295
[4,5]	UMBS Pool	2.000%	5/1/2028–3/1/2052	1,118,100	922,884
[4,5]	UMBS Pool	2.500%	12/1/2031–7/1/2053	807,100	694,928
[4,5,6]	UMBS Pool	3.000%	7/1/2032–7/25/2056	541,366	484,798
[4,5,6]	UMBS Pool	3.500%	11/1/2031–7/25/2056	294,075	271,683
[4,5,6]	UMBS Pool	4.000%	5/1/2032–7/25/2056	258,249	245,433
[4,5,6]	UMBS Pool	4.500%	12/1/2039–7/25/2056	303,385	295,422
[4,5,6]	UMBS Pool	5.000%	6/1/2039–7/25/2056	694,961	688,976
[4,5,6]	UMBS Pool	5.500%	12/1/2038–7/25/2056	619,969	628,744
[4,5,6]	UMBS Pool	6.000%	10/1/2052–7/25/2056	323,575	335,986
[4,5,6]	UMBS Pool	6.500%	9/1/2036–7/25/2056	212,260	221,824
[4,5]	UMBS Pool	7.000%	10/1/2037–9/1/2038	112	120
					8,100,245
Nonconventional Mortgage-Backed Securities (5.1%)
[4,5]	Fannie Mae Pool	1.646%	8/1/2051	2,726	2,599
[4,5]	Fannie Mae Pool	1.666%	8/1/2051	3,796	3,624
[4,5]	Fannie Mae Pool	1.668%	8/1/2051	3,170	3,026
[4,5]	Fannie Mae Pool	1.772%	8/1/2051	4,831	4,623
[4,5]	Fannie Mae Pool	1.858%	10/1/2051	2,470	2,358
[4,5]	Fannie Mae Pool	3.836%	4/1/2056	4,109	3,996
[4,5]	Fannie Mae Pool	4.305%	2/1/2056	19,264	18,881
[4,5]	Fannie Mae Pool	4.523%	9/1/2055	20,397	20,158
[4,5]	Fannie Mae Pool	4.553%	10/1/2055	34,731	34,365

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,5]	Fannie Mae Pool	4.592%	3/1/2056	2,375	2,360
[4,5]	Fannie Mae Pool	4.606%	6/1/2056	11,470	11,404
[4,5]	Fannie Mae Pool	4.617%	8/1/2055	12,089	12,058
[4,5]	Fannie Mae Pool	4.633%	3/1/2056	9,806	9,759
[4,5]	Fannie Mae Pool	4.637%	3/1/2056	22,733	22,634
[4,5]	Fannie Mae Pool	4.665%	4/1/2056	6,285	6,260
[4,5]	Fannie Mae Pool	4.713%	1/1/2056	7,131	7,114
[4,5]	Fannie Mae Pool	4.738%	5/1/2056	44,025	43,775
[4,5]	Fannie Mae Pool	4.848%	12/1/2055	2,221	2,210
[4,5]	Fannie Mae Pool	4.858%	12/1/2055	42,973	42,889
[4,5]	Fannie Mae Pool	4.891%	6/1/2056	6,667	6,641
[4,5]	Fannie Mae Pool	4.907%	4/1/2056	5,678	5,672
[4,5]	Fannie Mae Pool	4.914%	6/1/2056	36,187	36,148
[4,5]	Fannie Mae Pool	4.920%	4/1/2056	7,398	7,385
[4,5]	Fannie Mae Pool	4.939%	11/1/2055	25,934	25,945
[4,5]	Fannie Mae Pool	4.969%	11/1/2055	20,645	20,674
[4,5]	Fannie Mae Pool	4.977%	3/1/2056	17,592	17,606
[4,5]	Fannie Mae Pool	4.992%	8/1/2055	4,121	4,145
[4,5]	Fannie Mae Pool	5.025%	4/1/2056	3,809	3,796
[4,5]	Fannie Mae Pool	5.037%	3/1/2056	12,914	12,974
[4,5]	Fannie Mae Pool	5.044%	4/1/2056	9,034	9,059
[4,5]	Fannie Mae Pool	5.047%	12/1/2055	15,344	15,405
[4,5]	Fannie Mae Pool	5.059%	1/1/2056	5,528	5,548
[4,5]	Fannie Mae Pool	5.084%	12/1/2055–5/1/2056	20,052	20,164
[4,5]	Fannie Mae Pool	5.093%	10/1/2055	15,426	15,523
[4,5]	Fannie Mae Pool	5.113%	6/1/2056	6,200	6,227
[4,5]	Fannie Mae Pool	5.115%	5/1/2056	7,677	7,675
[4,5]	Fannie Mae Pool	5.117%	10/1/2055	6,235	6,268
[4,5]	Fannie Mae Pool	5.133%	9/1/2055	13,243	13,326
[4,5]	Fannie Mae Pool	5.146%	6/1/2056	6,179	6,208
[4,5]	Fannie Mae Pool	5.167%	12/1/2055	3,394	3,417
[4,5]	Fannie Mae Pool	5.368%	5/1/2055	9,568	9,688
[4,5]	Fannie Mae REMICS	1.500%	1/25/2051	9,686	7,639
[4,5]	Fannie Mae REMICS	1.750%	9/25/2049	110,127	93,651
[4,5]	Fannie Mae REMICS	2.000%	3/25/2050	8,173	6,842
[4,5]	Fannie Mae REMICS	2.500%	4/25/2043–12/25/2049	57,131	50,206
[4,5]	Fannie Mae REMICS	3.000%	2/25/2047–10/25/2049	5,891	4,966
[4,5,7]	Freddie Mac Non Gold Pool, SOFR30A + 2.060%	4.627%	1/1/2056	1,939	1,914
[4,5,7]	Freddie Mac Non Gold Pool, SOFR30A + 2.089%	4.624%	3/1/2056	11,166	11,080
[4,5,7]	Freddie Mac Non Gold Pool, SOFR30A + 2.100%	4.722%	5/1/2056	3,382	3,366
[4,5,7]	Freddie Mac Non Gold Pool, SOFR30A + 2.105%	5.042%	9/1/2055	7,180	7,190
[4,5,7]	Freddie Mac Non Gold Pool, SOFR30A + 2.124%	4.968%	2/1/2056	22,440	22,416
[4,5,7]	Freddie Mac Non Gold Pool, SOFR30A + 2.138%	4.608%	5/1/2056	15,868	15,652
[4,5,7]	Freddie Mac Non Gold Pool, SOFR30A + 2.147%	5.182%	11/1/2055	6,180	6,212
[4,5,7]	Freddie Mac Non Gold Pool, SOFR30A + 2.149%	5.130%	12/1/2055	14,518	14,560
[4,5,7]	Freddie Mac Non Gold Pool, SOFR30A + 2.157%	5.024%	6/1/2056	15,198	15,186
[4,5,7]	Freddie Mac Non Gold Pool, SOFR30A + 2.158%	5.255%	5/1/2056	9,866	9,909
[4,5,7]	Freddie Mac Non Gold Pool, SOFR30A + 2.169%	5.259%	10/1/2055	3,595	3,609
[4,5,7]	Freddie Mac Non Gold Pool, SOFR30A + 2.175%	5.054%	5/1/2056	15,455	15,458
[4,5,7]	Freddie Mac Non Gold Pool, SOFR30A + 2.184%	5.309%	11/1/2055	4,297	4,317
[4,5,7]	Freddie Mac Non Gold Pool, SOFR30A + 2.186%	5.166%	10/1/2055	7,846	7,883
[4,5,7]	Freddie Mac Non Gold Pool, SOFR30A + 2.221%	5.145%	8/1/2055	5,437	5,456
[4,5,7]	Freddie Mac Non Gold Pool, SOFR30A + 2.245%	4.557%	10/1/2055	11,272	11,114
[4,5,7]	Freddie Mac Non Gold Pool, SOFR30A + 2.247%	5.134%	1/1/2056	16,266	16,334
[4,5,7]	Freddie Mac Non Gold Pool, SOFR30A + 2.265%	5.195%	6/1/2056	10,862	10,929
[4,5,7]	Freddie Mac Non Gold Pool, SOFR30A + 2.296%	4.954%	12/1/2055	9,740	9,718
[4,5,7]	Freddie Mac Non Gold Pool, SOFR30A + 2.320%	4.959%	11/1/2055	5,218	5,221
[4,5,7]	Freddie Mac Non Gold Pool, SOFR30A + 2.320%	5.101%	11/1/2055	8,911	8,930
[4,5,7]	Freddie Mac Non Gold Pool, SOFR30A + 2.320%	5.353%	10/1/2055	4,307	4,327
[4,5,7]	Freddie Mac Non Gold Pool, SOFR30A + 2.325%	5.163%	10/1/2055	7,069	7,098
[4,5,7]	Freddie Mac Non Gold Pool, SOFR30A + 2.325%	5.284%	9/1/2055	8,756	8,816
[4,5,7]	Freddie Mac Non Gold Pool, SOFR30A + 2.325%	5.289%	9/1/2055	8,087	8,143
[4,5,7]	Freddie Mac Non Gold Pool, SOFR30A + 2.340%	4.637%	6/1/2056	6,157	6,058
[4,5,7]	Freddie Mac Non Gold Pool, SOFR30A + 2.340%	4.676%	5/1/2056	4,342	4,276
[4,5,7]	Freddie Mac Non Gold Pool, SOFR30A + 2.350%	4.798%	4/1/2056	4,698	4,664
[4,5]	Freddie Mac REMICS	0.750%	10/25/2044	9,093	7,142
[4,5]	Freddie Mac REMICS	1.000%	8/25/2050–9/25/2051	25,183	19,836
[4,5]	Freddie Mac REMICS	1.250%	10/25/2050	17,080	13,551
[4,5]	Freddie Mac REMICS	1.500%	6/25/2049–10/25/2051	152,896	123,053

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,5]	Freddie Mac REMICS	1.750%	5/25/2051	40,227	32,945
[4,5]	Freddie Mac REMICS	2.000%	7/25/2050–8/25/2051	19,198	16,156
[4,5]	Freddie Mac REMICS	2.500%	10/25/2047–9/25/2049	98,516	87,984
[4,5]	Freddie Mac REMICS	3.000%	11/15/2042–10/25/2048	13,291	11,870
[4,5]	Freddie Mac REMICS	4.500%	10/15/2041	29,304	28,662
[4,7]	Ginnie Mae II Pool, 1YR CMT + 1.500%	4.000%	11/20/2055–1/20/2056	15,544	15,141
[4,7]	Ginnie Mae II Pool, 1YR CMT + 1.500%	4.500%	9/20/2055–5/20/2056	69,713	69,008
[4,7]	Ginnie Mae II Pool, 1YR CMT + 1.500%	5.000%	11/20/2055–2/20/2056	48,329	48,444
[4]	Ginnie Mae REMICS	1.250%	2/20/2050–4/20/2051	13,216	10,390
[4]	Ginnie Mae REMICS	1.500%	2/20/2050–4/20/2051	6,804	5,411
[4]	Ginnie Mae REMICS	2.500%	11/20/2049–7/20/2050	54,930	47,852
[4]	Ginnie Mae REMICS	3.000%	6/20/2043–2/20/2048	64,643	59,651
[4]	Ginnie Mae REMICS	3.500%	5/20/2048–6/20/2048	81,884	77,610
					1,601,433
Total U.S. Government and Agency Obligations (Cost $11,890,747)					11,760,650
Asset-Backed/Commercial Mortgage-Backed Securities (27.2%)
[4,8]	Affirm Asset Securitization Trust Series 2025-X2	4.560%	10/15/2030	2,990	2,989
[4,8]	Affirm Asset Securitization Trust Series 2026-X1	4.590%	4/15/2031	1,920	1,916
[4,8]	Affirm Master Trust Series 2025-3A	4.450%	10/16/2034	37,790	37,490
[4,8]	Affirm Master Trust Series 2025-3A	4.750%	10/16/2034	2,120	2,103
[4,8]	Affirm Master Trust Series 2026-1A	4.370%	2/15/2034	28,430	28,272
[4,8]	Affirm Master Trust Series 2026-1A	4.570%	2/15/2034	2,330	2,313
[4,8]	Affirm Master Trust Series 2026-2A	4.670%	4/16/2035	19,370	19,300
[4,8]	Affirm Master Trust Series 2026-2A	5.070%	4/16/2035	12,900	12,833
[4]	Ally Auto Receivables Trust Series 2023-1	5.270%	11/15/2028	5,780	5,822
[4]	Ally Auto Receivables Trust Series 2024-1	4.940%	10/15/2029	13,020	13,091
[4]	Ally Auto Receivables Trust Series 2024-2	4.140%	10/15/2030	5,280	5,251
[4]	Ally Auto Receivables Trust Series 2025-1	4.080%	6/16/2031	10,510	10,411
[4,8]	Ally Bank Series 2026-A	4.582%	3/15/2034	18,581	18,546
[4,8]	Ally Bank Series 2026-A	4.709%	3/15/2034	1,780	1,777
[4,8]	Ally Bank Auto Credit-Linked Notes Series 2024-A	5.681%	5/17/2032	1,033	1,044
[4,8]	Ally Bank Auto Credit-Linked Notes Series 2024-A	5.827%	5/17/2032	1,044	1,055
[4,8]	Ally Bank Auto Credit-Linked Notes Series 2024-B	4.970%	9/15/2032	1,759	1,766
[4,8]	Ally Bank Auto Credit-Linked Notes Series 2025-A	4.452%	6/15/2033	11,494	11,483
[4,8]	Ally Bank Auto Credit-Linked Notes Series 2025-A	4.648%	6/15/2033	4,132	4,124
[4,8]	Ally Bank Auto Credit-Linked Notes Series 2025-B	4.305%	9/15/2033	12,909	12,855
[4,8]	Ally Bank Auto Credit-Linked Notes Series 2025-B	4.501%	9/15/2033	6,799	6,775
[4,8]	American Heritage Auto Receivables Issuer Trust Series 2025-1A	4.510%	2/18/2031	1,560	1,536
[4,8]	American Heritage Auto Receivables Issuer Trust Series 2025-1A	4.770%	6/16/2031	1,480	1,459
[4,8]	American Heritage Auto Receivables Trust Series 2024-1A	4.900%	9/17/2029	4,700	4,713
[4,8]	American Heritage Auto Receivables Trust Series 2024-1A	5.070%	6/17/2030	2,650	2,658
[4,8]	AmeriCredit Automobile Receivables Trust Series 2025-1	4.210%	10/18/2030	7,540	7,479
[4,8]	AmeriCredit Automobile Receivables Trust Series 2026-1	4.280%	11/18/2032	12,880	12,749
[4,8]	AMSR Trust Series 2024-SFR2	4.150%	11/17/2041	10,080	9,839
[4,8]	AMSR Trust Series 2025-SFR1	3.655%	6/17/2042	15,720	14,992
[4,8]	AMSR Trust Series 2025-SFR2	4.275%	11/17/2042	10,010	9,726
[4,8]	AMSR Trust Series 2025-SFR2	4.275%	11/17/2042	5,480	5,254
[4,8]	AMSR Trust Series 2026-SFR1	3.775%	4/17/2043	4,350	4,116
[4,8]	Apidos CLO XLVII Ltd. Series 2024-47A	4.917%	4/26/2039	20,150	20,175
[4,8]	ARI Fleet Lease Trust Series 2024-B	5.260%	4/15/2033	5,620	5,672
[4,8]	ARI Fleet Lease Trust Series 2025-A	4.460%	1/17/2034	6,700	6,690
[4,8]	ARI Fleet Lease Trust Series 2025-B	4.600%	3/15/2034	4,380	4,384
[4,8]	ARI Fleet Lease Trust Series 2026-A	4.090%	11/15/2034	1,490	1,472
[4,8]	AutoNation Finance Trust Series 2025-1A	4.760%	6/10/2030	5,520	5,532
[4,8]	AutoNation Finance Trust Series 2025-1A	5.030%	8/12/2030	6,980	7,016
[4,8]	AutoNation Finance Trust Series 2026-1A	4.180%	6/11/2031	9,670	9,576
[4,8]	AutoNation Finance Trust Series 2026-1A	4.420%	6/11/2031	3,840	3,798
[4,8]	AutoNation Finance Trust Series 2026-2A	4.690%	12/15/2031	2,950	2,956
[4,8]	AutoNation Finance Trust Series 2026-2A	4.950%	3/15/2032	5,759	5,772
[4,8]	Avis Budget Rental Car Funding AESOP LLC Series 2022-4A	4.770%	2/20/2029	4,840	4,850
[4,8]	Avis Budget Rental Car Funding AESOP LLC Series 2023-5A	5.780%	4/20/2028	8,450	8,514
[4,8]	Avis Budget Rental Car Funding AESOP LLC Series 2023-7A	5.900%	8/21/2028	7,170	7,261
[4,8]	Avis Budget Rental Car Funding AESOP LLC Series 2023-8A	6.020%	2/20/2030	20,350	20,938
[4,8]	Avis Budget Rental Car Funding AESOP LLC Series 2024-1A	5.360%	6/20/2030	10,560	10,720
[4,8]	Avis Budget Rental Car Funding AESOP LLC Series 2024-3A	5.230%	12/20/2030	11,470	11,610
[4,8]	Avis Budget Rental Car Funding AESOP LLC Series 2025-1A	4.800%	8/20/2029	6,220	6,220
[4,8]	Avis Budget Rental Car Funding AESOP LLC Series 2026-1A	4.280%	8/20/2030	7,110	7,008
[4,8]	Avis Budget Rental Car Funding AESOP LLC Series 2026-2A	4.600%	8/20/2032	7,400	7,285

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,8]	Avis Budget Rental Car Funding AESOP LLC Series 2026-3A	4.820%	4/20/2031	19,520	19,520
[4,8]	Avis Budget Rental Car Funding LLC Series 2026-4A	5.090%	12/20/2032	15,280	15,293
[4,7,8]	Balboa Bay Loan Funding Ltd. Series 2023-2A, TSFR3M + 1.150%	4.825%	10/20/2036	8,040	8,043
[4]	BANK Series 2017-BNK4	3.625%	5/15/2050	280	277
[4]	BANK Series 2017-BNK6	3.254%	7/15/2060	3,839	3,795
[4]	BANK Series 2017-BNK6	3.518%	7/15/2060	1,110	1,097
[4]	BANK Series 2017-BNK7	3.175%	9/15/2060	11,321	11,150
[4]	BANK Series 2017-BNK8	3.488%	11/15/2050	1,370	1,337
[4]	BANK Series 2018-BNK10	3.641%	2/15/2061	289	288
[4]	BANK Series 2018-BNK15	4.407%	11/15/2061	1,590	1,573
[4]	BANK Series 2019-BNK16	4.005%	2/15/2052	9,590	9,387
[4]	BANK Series 2019-BNK23	2.920%	12/15/2052	15,870	14,905
[4]	BANK Series 2019-BNK24	2.960%	11/15/2062	14,280	13,411
[4]	BANK Series 2020-BNK30	1.673%	12/15/2053	4,383	4,148
[4]	BANK Series 2021-BNK35	2.067%	6/15/2064	8,950	8,408
[4]	BANK Series 2021-BNK35	2.285%	6/15/2064	4,150	3,655
[4]	BANK Series 2022-BNK40	3.502%	3/15/2064	10,915	10,104
[4]	BANK Series 2022-BNK40	3.502%	3/15/2064	14,820	14,236
[4]	BANK Series 2022-BNK40	3.502%	3/15/2064	1,580	1,410
[4]	BANK Series 2022-BNK41	3.915%	4/15/2065	5,220	4,918
[4]	BANK Series 2022-BNK43	4.399%	8/15/2055	22,550	21,811
[4]	BANK Series 2024-5YR7	5.769%	6/15/2057	9,986	10,212
[4]	BANK Series 2024-BNK48	5.053%	10/15/2057	28,610	28,596
[4]	BANK Series 2025-BNK49	6.025%	3/15/2058	16,090	16,643
[4]	BANK Series 2025-BNK50	6.072%	5/15/2068	5,608	5,827
[4,6]	BANK Series 2026-BNK52	5.586%	6/15/2036	8,280	8,586
[4,6]	BANK Series 2026-BNK52	5.839%	6/15/2036	13,630	14,134
[4,8]	Bank of America Auto Trust Series 2023-2A	5.660%	11/15/2029	7,725	7,792
[4,8]	Bank of America Auto Trust Series 2024-1A	5.310%	6/17/2030	5,600	5,646
[4,8]	Bank of America Auto Trust Series 2025-1A	4.470%	11/20/2031	3,350	3,345
[4,8]	Bank of America Auto Trust Series 2026-1A	4.300%	8/15/2033	12,840	12,743
[4]	Barclays Commercial Mortgage Trust Series 2019-C3	3.583%	5/15/2052	11,890	11,487
[4]	Barclays Commercial Mortgage Trust Series 2019-C5	3.063%	11/15/2052	13,010	12,303
[4,7,8]	Barings CLO Ltd. Series 2025-7A, TSFR3M + 1.140%	4.813%	1/15/2038	8,270	8,273
[4,8]	Barings Equipment Finance LLC Series 2026-A	4.080%	7/13/2033	129	127
[4,8]	Barings Equipment Finance LLC Series 2026-A	4.240%	11/13/2045	4,030	3,968
[4,7,8]	Basswood Park CLO Ltd. Series 2021-1A, TSFR3M + 1.030%	4.705%	4/20/2034	5,190	5,190
[4,8]	Bayview MSR Opportunity Master Fund Trust Series 2021-2	2.500%	6/25/2051	864	714
[4,8]	Bayview Opportunity Master Fund VI Trust Series 2021-6	2.500%	10/25/2051	3,389	2,784
[4,6,8,9]	Bbam US CLO VII Ltd. Series 2026-7A	0.000%	7/27/2039	19,670	19,670
[4]	BBCMS Mortgage Trust Series 2021-C9	2.299%	2/15/2054	7,100	6,341
[4]	BBCMS Mortgage Trust Series 2021-C11	2.322%	9/15/2054	3,230	2,846
[4]	BBCMS Mortgage Trust Series 2022-C15	3.684%	4/15/2055	9,864	9,477
[4]	BBCMS Mortgage Trust Series 2022-C16	4.600%	6/15/2055	3,300	3,205
[4]	BBCMS Mortgage Trust Series 2022-C17	4.441%	9/15/2055	5,750	5,568
[4]	BBCMS Mortgage Trust Series 2023-C22	6.804%	11/15/2056	2,600	2,822
[4]	BBCMS Mortgage Trust Series 2024-5C25	5.946%	3/15/2057	7,500	7,671
[4]	BBCMS Mortgage Trust Series 2024-5C25	6.358%	3/15/2057	1,410	1,446
[4]	BBCMS Mortgage Trust Series 2024-5C29	5.208%	9/15/2057	3,280	3,305
[4]	BBCMS Mortgage Trust Series 2024-C24	5.419%	2/15/2057	9,138	9,338
[4]	BBCMS Mortgage Trust Series 2024-C24	5.867%	2/15/2057	4,530	4,660
[4]	BBCMS Mortgage Trust Series 2024-C26	5.829%	5/15/2057	12,610	13,206
[4]	BBCMS Mortgage Trust Series 2024-C28	5.403%	9/15/2057	5,050	5,155
[4]	BBCMS Mortgage Trust Series 2024-C30	5.532%	11/15/2057	24,280	24,976
[4]	BBCMS Mortgage Trust Series 2024-C30	5.831%	11/15/2057	14,070	14,520
[4]	BBCMS Mortgage Trust Series 2025-C32	5.720%	2/15/2062	18,060	18,847
[4]	BBCMS Mortgage Trust Series 2025-C35	5.586%	7/15/2058	9,760	10,105
[4]	BBCMS Mortgage Trust Series 2025-C35	5.843%	7/15/2058	3,660	3,748
[4]	BBCMS Mortgage Trust Series 2026-5C40	5.248%	2/15/2059	9,090	9,209
[4]	BBCMS Trust Series 2021-C10	2.268%	7/15/2054	13,560	12,814
[4]	BBCMS Trust Series 2021-C10	2.492%	7/15/2054	27,573	24,902
[4]	Benchmark Mortgage Trust Series 2018-B1	3.666%	1/15/2051	9,020	8,881
[4]	Benchmark Mortgage Trust Series 2018-B7	4.377%	5/15/2053	96	96
[4]	Benchmark Mortgage Trust Series 2020-B19	1.745%	9/15/2053	6,100	5,770
[4]	Benchmark Mortgage Trust Series 2020-B21	1.798%	12/17/2053	3,807	3,623
[4]	Benchmark Mortgage Trust Series 2021-B28	1.980%	8/15/2054	11,195	10,420
[4]	Benchmark Mortgage Trust Series 2021-B29	2.205%	9/15/2054	9,540	8,928
[4]	Benchmark Mortgage Trust Series 2022-B36	4.470%	7/15/2055	22,810	22,142
[4]	Benchmark Mortgage Trust Series 2023-B38	5.525%	4/15/2056	10,416	10,710
[4]	Benchmark Mortgage Trust Series 2024-V6	5.926%	3/15/2057	3,100	3,175

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Benchmark Mortgage Trust Series 2024-V10	5.277%	9/15/2057	7,940	8,020
[4]	Benchmark Mortgage Trust Series 2025-B41	5.754%	7/15/2068	6,120	6,256
[4,7,8]	Benefit Street Partners CLO IV Ltd. Series 2014-IVA, TSFR3M + 1.250%	4.925%	10/20/2038	7,290	7,296
[4,8]	BFLD Commercial Mortgage Trust Series 2025-5MW	4.830%	10/10/2042	17,060	16,869
[4,8]	BHG Owner Loan Trust Series 2026-1CON	4.810%	6/17/2037	7,776	7,749
[4]	BMO Mortgage Trust Series 2023-C7	6.160%	12/15/2056	7,760	8,184
[4]	BMO Mortgage Trust Series 2024-5C4	6.526%	5/15/2057	4,880	5,068
[4]	BMO Mortgage Trust Series 2024-5C8	5.625%	12/15/2057	15,910	16,243
[4]	BMO Mortgage Trust Series 2024-C8	5.598%	3/15/2057	12,630	13,040
[4]	BMO Mortgage Trust Series 2024-C8	5.911%	3/15/2057	3,070	3,161
[4]	BMO Mortgage Trust Series 2024-C9	5.759%	7/15/2057	35,360	36,893
[4]	BMO Mortgage Trust Series 2024-C10	5.478%	11/15/2057	4,990	5,115
[4]	BMO Mortgage Trust Series 2025-C11	5.687%	2/15/2058	24,760	25,737
[4]	BMO Mortgage Trust Series 2025-C11	5.978%	2/15/2058	10,730	11,152
[4]	BMO Mortgage Trust Series 2025-C13	5.353%	10/15/2058	22,810	23,196
[4]	BMO Mortgage Trust Series 2026-5C15	5.684%	6/25/2059	25,960	26,722
[4]	BMO Mortgage Trust Series 2026-5C15	5.984%	6/25/2059	15,560	15,984
[4]	BMO Mortgage Trust Series 2026-C14	5.317%	2/15/2059	15,320	15,533
[4]	BMO Mortgage Trust Series 2026-C14	5.522%	2/15/2059	2,250	2,250
[4]	BMW Vehicle Owner Trust Series 2024-A	5.040%	4/25/2031	9,040	9,111
[4]	Bridgecrest Lending Auto Securitization Trust Series 2025-4	4.300%	8/15/2031	6,750	6,711
[4]	Bridgecrest Lending Auto Securitization Trust Series 2026-1	4.250%	11/17/2031	3,960	3,933
[4]	Bridgecrest Lending Auto Securitization Trust Series 2026-2	4.560%	2/17/2032	5,630	5,609
[4,8]	BX Commercial Mortgage Trust Series 2026-VLT10	5.358%	7/13/2058	30,670	29,808
[4,7,8]	BX Mortgage Trust Series 2021-PAC, TSFR1M + 0.804%	4.429%	10/15/2036	174	174
[4,8]	BX Trust Series 2019-OC11	3.202%	12/9/2041	21,211	20,033
[4,8]	BX Trust Series 2025-ARIA	5.199%	12/13/2042	30,570	30,626
[4]	Capital One Multi-Asset Execution Trust Series 2025-A3	4.650%	10/15/2037	47,450	46,532
[4]	Capital One Prime Auto Receivables Trust Series 2023-2	5.740%	11/15/2028	20,300	20,484
[4]	Capital One Prime Auto Receivables Trust Series 2024-1	4.660%	1/15/2030	2,500	2,506
[4,7,8]	Capital Street Master Trust Series 2025-1, SOFR30A + 1.100%	4.693%	8/16/2029	19,450	19,450
[4,7,8]	Capital Street Master Trust Series 2026-1, SOFR30A + 1.150%	4.743%	5/16/2030	30,440	30,440
[4]	CarMax Auto Owner Trust Series 2023-1	4.980%	1/16/2029	3,340	3,351
[4]	CarMax Auto Owner Trust Series 2023-2	5.010%	11/15/2028	3,720	3,735
[4]	CarMax Auto Owner Trust Series 2023-3	5.260%	2/15/2029	16,460	16,579
[4]	CarMax Auto Owner Trust Series 2023-4	5.960%	5/15/2029	19,800	20,121
[4]	CarMax Auto Owner Trust Series 2024-1	4.940%	8/15/2029	4,090	4,116
[4]	CarMax Auto Owner Trust Series 2024-4	4.600%	10/15/2029	21,861	21,911
[4]	CarMax Auto Owner Trust Series 2024-4	4.970%	6/17/2030	1,941	1,947
[4]	CarMax Auto Owner Trust Series 2025-1	4.840%	1/15/2030	30,750	30,900
[4]	CarMax Auto Owner Trust Series 2025-1	5.110%	9/16/2030	4,430	4,457
[4]	CarMax Auto Owner Trust Series 2025-2	4.960%	11/15/2030	4,420	4,442
[4]	CarMax Auto Owner Trust Series 2025-3	4.470%	1/15/2031	9,960	9,956
[4]	CarMax Auto Owner Trust Series 2025-3	4.680%	3/17/2031	5,610	5,601
[4]	CarMax Auto Owner Trust Series 2025-4	4.080%	6/16/2031	13,810	13,666
[4]	CarMax Auto Owner Trust Series 2025-4	4.420%	7/15/2031	4,600	4,561
[4]	CarMax Auto Owner Trust Series 2026-1	4.180%	3/15/2032	8,190	8,113
[4]	CarMax Auto Owner Trust Series 2026-1	4.300%	3/15/2032	3,150	3,117
[4]	CarMax Auto Owner Trust Series 2026-2	4.310%	6/15/2032	6,080	6,031
[4]	CarMax Auto Owner Trust Series 2026-2	4.510%	6/15/2032	3,600	3,570
[4]	Carvana Auto Receivables Trust Series 2021-P3	1.030%	6/10/2027	43	43
[4]	Carvana Auto Receivables Trust Series 2024-P4	4.640%	1/10/2030	9,996	10,013
[4]	Carvana Auto Receivables Trust Series 2024-P4	4.740%	12/10/2030	14,100	14,124
[4]	Carvana Auto Receivables Trust Series 2025-P3	4.040%	11/11/2030	189	188
[4,8]	CCG Receivables Trust Series 2025-1	4.480%	10/14/2032	5,088	5,092
[4]	CCUBS Commercial Mortgage Trust Series 2017-C1	3.283%	11/15/2050	3,492	3,428
[4]	CD Mortgage Trust Series 2017-CD4	3.514%	5/10/2050	480	476
[4]	CD Mortgage Trust Series 2017-CD5	3.684%	8/15/2050	3,090	3,030
[4]	CD Mortgage Trust Series 2017-CD6	3.709%	11/13/2050	1,450	1,420
[4,8]	CENT Trust Series 2025-CITY	5.091%	7/10/2040	23,935	23,893
[4,8]	Chase Auto Owner Trust Series 2024-1A	5.050%	10/25/2029	6,300	6,353
[4,8]	Chase Auto Owner Trust Series 2024-2A	5.480%	11/26/2029	14,940	15,170
[4,8]	Chase Auto Owner Trust Series 2024-2A	5.550%	1/25/2030	4,480	4,551
[4,8]	Chase Auto Owner Trust Series 2024-3A	5.080%	12/25/2029	15,600	15,736
[4,8]	Chase Auto Owner Trust Series 2024-4A	4.950%	3/25/2030	10,960	11,029
[4,8]	Chase Auto Owner Trust Series 2024-4A	5.230%	4/25/2030	3,490	3,516
[4,8]	Chase Auto Owner Trust Series 2025-1A	4.380%	10/25/2030	11,340	11,306
[4,8]	Chase Auto Owner Trust Series 2025-1A	4.680%	11/25/2030	3,390	3,390
[4,8]	Chase Auto Owner Trust Series 2025-2A	4.320%	3/25/2031	2,330	2,305
[4,8]	Chase Auto Owner Trust Series 2026-1A	4.690%	12/26/2031	13,010	13,067

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,8]	Chase Auto Owner Trust Series 2026-1A	4.900%	5/25/2032	2,900	2,905
[4,8]	Chesapeake IV Funding DAC Series 2026-1A	4.590%	2/15/2035	5,760	5,757
[4,7,8]	CIFC Funding Ltd. Series 2023-2A, TSFR3M + 1.130%	4.802%	1/21/2037	6,900	6,897
[4,7,8]	CIFC Funding Ltd. Series 2025-6A, TSFR3M + 1.250%	4.916%	10/23/2038	1,800	1,803
[4]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.471%	10/12/2050	710	698
[4]	Citigroup Commercial Mortgage Trust Series 2018-B2	4.009%	3/10/2051	5,620	5,551
[4]	Citigroup Commercial Mortgage Trust Series 2019-C7	3.042%	12/15/2072	6,133	5,966
[4]	Citigroup Commercial Mortgage Trust Series 2019-C7	3.102%	12/15/2072	29,719	28,061
[4,8]	Citigroup Mortgage Loan Trust Series 2024-INV2	6.500%	6/25/2054	18,852	19,249
[4,8]	Citizens Auto Receivables Trust Series 2024-2	5.260%	4/15/2031	11,570	11,671
[4]	CNH Equipment Trust Series 2023-A	4.770%	10/15/2030	4,920	4,937
[4]	CNH Equipment Trust Series 2024-A	4.800%	7/15/2031	7,750	7,802
[4]	CNH Equipment Trust Series 2026-A	4.140%	7/15/2033	6,000	5,920
[4]	CNH Equipment Trust Series 2026-B	4.740%	11/15/2033	15,100	15,153
[4]	COMM Mortgage Trust Series 2019-GC44	2.950%	8/15/2057	11,210	10,495
[4,8]	Compass Datacenters Issuer III LLC Series 2026-1A	4.897%	2/25/2056	16,930	16,726
[4,8]	Compass Datacenters Issuer III LLC Series 2026-1A	5.289%	2/25/2056	10,710	10,595
[4,7,8]	Connecticut Avenue Securities Trust Series 2024-R06, SOFR30A + 1.150%	4.778%	9/25/2044	717	718
[4,7,8]	Connecticut Avenue Securities Trust Series 2025-R02, SOFR30A + 1.000%	4.628%	2/25/2045	10,460	10,473
[4,7,8]	Connecticut Avenue Securities Trust Series 2025-R03, SOFR30A + 1.450%	5.078%	3/25/2045	16,627	16,707
[4,7,8]	Connecticut Avenue Securities Trust Series 2025-R04, SOFR30A + 1.000%	4.628%	5/25/2045	7,104	7,112
[4,7,8]	Connecticut Avenue Securities Trust Series 2025-R05, SOFR30A + 1.000%	4.628%	7/25/2045	9,504	9,517
[4,7,8]	Connecticut Avenue Securities Trust Series 2026-R01, SOFR30A + 0.850%	4.478%	1/25/2046	12,956	12,949
[4,7,8]	Connecticut Avenue Securities Trust Series 2026-R03, SOFR30A + 1.100%	4.728%	4/25/2046	13,081	13,115
[4]	CSAIL Commercial Mortgage Trust Series 2016-C7	3.502%	11/15/2049	2,088	2,081
[4]	CSAIL Commercial Mortgage Trust Series 2017-C8	3.392%	6/15/2050	8,560	8,431
[4]	CSAIL Commercial Mortgage Trust Series 2019-C17	2.763%	9/15/2052	1,500	1,417
[4]	CSAIL Commercial Mortgage Trust Series 2019-C18	2.968%	12/15/2052	17,500	16,461
[4]	Daimler Trucks Retail Trust Series 2024-1	5.490%	12/15/2027	54	55
[4]	DBJPM Mortgage Trust Series 2020-C9	1.926%	8/15/2053	15,269	13,620
[4,8]	Dell Equipment Finance Trust Series 2024-2	4.590%	8/22/2030	6,380	6,387
[4,8]	Dell Equipment Finance Trust Series 2025-1	4.610%	2/24/2031	5,320	5,335
[4,8]	Dell Equipment Finance Trust Series 2025-1	4.960%	2/24/2031	1,900	1,911
[4,8]	Dell Equipment Finance Trust Series 2025-2	4.120%	3/24/2031	9,570	9,524
[4,8]	Dell Equipment Finance Trust Series 2025-2	4.340%	3/24/2031	1,050	1,042
[4,8]	Dell Equipment Finance Trust Series 2026-1A	4.320%	12/22/2031	8,390	8,360
[4,8]	Dell Equipment Finance Trust Series 2026-1A	4.650%	12/22/2031	1,640	1,638
[4,8]	DLLAA LLC Series 2023-1A	5.730%	10/20/2031	8,020	8,122
[4,8]	DLLAA LLC Series 2025-1A	4.950%	9/20/2029	9,550	9,607
[4,8]	DLLAA LLC Series 2025-1A	5.080%	4/20/2033	4,660	4,690
[4,8]	DLLAD LLC Series 2024-1A	5.300%	7/20/2029	4,840	4,884
[4,8]	DLLAD LLC Series 2025-1A	4.420%	9/20/2030	16,970	16,937
[4,8]	DLLAD LLC Series 2025-1A	4.590%	10/20/2032	12,500	12,489
[4,8]	DLLMT LLC Series 2026-1A	4.200%	12/20/2029	3,750	3,723
[4,8]	DLLMT LLC Series 2026-1A	4.360%	9/20/2033	2,970	2,946
[4,8]	DLLST LLC Series 2024-1A	4.930%	4/22/2030	3,020	3,029
[4]	Drive Auto Receivables Trust Series 2025-1	4.790%	9/15/2032	26,870	26,944
[4]	Drive Auto Receivables Trust Series 2025-1	4.990%	9/15/2032	39,230	39,349
[4]	Drive Auto Receivables Trust Series 2025-2	4.140%	9/15/2032	44,430	44,142
[4]	Drive Auto Receivables Trust Series 2025-2	4.390%	9/15/2032	21,430	21,229
[4,7,8]	Dryden 113 CLO Ltd. Series 2022-113A, TSFR3M + 1.090%	4.763%	10/15/2037	2,410	2,410
[4,8]	Dryden 42 Senior Loan Fund Series 2016-42A	5.525%	7/15/2037	14,970	14,968
[4,7,8]	Dryden 90 CLO Ltd. Series 2021-90A, TSFR3M + 1.250%	4.901%	11/15/2038	7,230	7,241
[4,8]	Durst Commercial Mortgage Trust Series 2025-151	5.317%	8/10/2042	13,960	14,026
[4,7,8]	Edsouth Indenture No. 9 LLC Series 2015-1, SOFR30A + 0.914%	4.542%	10/25/2056	71	71
[4,8]	Ellington Financial Mortgage Trust Series 2026-AE3	5.500%	6/25/2061	57,445	57,366
[4,7,8]	Elmwood CLO 21 Ltd. Series 2022-8A, TSFR3M + 1.220%	4.893%	10/15/2038	10,810	10,814
[4,8]	Enterprise Fleet Financing LLC Series 2024-3	4.980%	8/21/2028	5,640	5,673
[4,8]	Enterprise Fleet Financing LLC Series 2024-4	4.560%	11/20/2028	7,260	7,274
[4,8]	Enterprise Fleet Financing LLC Series 2024-4	4.700%	6/20/2031	7,400	7,412
[4,8]	Enterprise Fleet Financing LLC Series 2025-1	4.820%	2/20/2029	5,650	5,676
[4,8]	Enterprise Fleet Financing LLC Series 2025-1	4.970%	9/22/2031	7,910	7,968
[4,8]	Enterprise Fleet Financing LLC Series 2025-2	4.410%	6/20/2029	12,850	12,828
[4,8]	Enterprise Fleet Financing LLC Series 2025-2	4.580%	12/22/2031	13,700	13,707
[4,8]	Enterprise Fleet Financing LLC Series 2025-3	4.460%	9/20/2029	17,200	17,153
[4,8]	Enterprise Fleet Financing LLC Series 2025-3	4.640%	3/22/2032	24,330	24,348
[4,8]	Enterprise Fleet Financing LLC Series 2025-4	4.280%	6/20/2032	4,410	4,344
[4,8]	Enterprise Fleet Financing LLC Series 2026-1	4.120%	3/20/2030	14,500	14,357
[4,8]	Enterprise Fleet Financing LLC Series 2026-1	4.290%	9/20/2032	11,340	11,230
[4,8]	Enterprise Fleet Financing LLC Series 2026-2	4.510%	6/20/2030	11,005	10,980

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Exeter Automobile Receivables Trust Series 2025-5A	4.280%	7/15/2030	8,270	8,233
[4]	Exeter Automobile Receivables Trust Series 2026-1A	4.220%	10/15/2030	4,230	4,184
[4]	Exeter Automobile Receivables Trust Series 2026-2A	4.660%	1/15/2031	5,370	5,352
[4]	Exeter Automobile Receivables Trust Series 2026-3A	4.700%	3/17/2031	7,190	7,178
[4]	Exeter Select Automobile Receivables Trust Series 2025-2	4.630%	11/17/2031	1,310	1,307
[4]	Exeter Select Automobile Receivables Trust Series 2025-3	4.420%	3/15/2032	1,990	1,974
[4,5]	Fannie Mae-Aces Series 2018-M12	3.776%	8/25/2030	5,901	5,740
[4,5]	Fannie Mae-Aces Series 2019-M12	2.885%	6/25/2029	13,175	12,644
[4,5]	Fannie Mae-Aces Series 2019-M18	2.469%	8/25/2029	5,895	5,585
[4,5]	Fannie Mae-Aces Series 2019-M22	2.522%	8/25/2029	7,169	6,786
[4,5]	Fannie Mae-Aces Series 2019-M25	2.330%	11/25/2029	8,110	7,610
[4,5]	Fannie Mae-Aces Series 2020-M26	2.065%	9/25/2029	31,019	28,947
[4,5]	Fannie Mae-Aces Series 2020-M42	1.270%	7/25/2030	7,600	6,754
[4,5]	Fannie Mae-Aces Series 2021-M1	1.431%	11/25/2030	8,289	7,341
[4,5]	Fannie Mae-Aces Series 2021-M4	1.513%	2/25/2031	15,800	13,891
[4,5]	Fannie Mae-Aces Series 2021-M17	1.714%	7/25/2031	25,600	22,584
[4,5]	Fannie Mae-Aces Series 2022-M2	2.399%	11/25/2031	42,990	38,952
[4,5]	Fannie Mae-Aces Series 2022-M3	1.764%	11/25/2031	25,800	22,351
[4,5]	Fannie Mae-Aces Series 2025-M5	1.843%	11/25/2031	38,685	33,876
[4,5]	Fannie Mae-Aces Series 2026-G1	4.500%	11/25/2032	137,820	137,238
[4,8]	FCCU Auto Receivables Trust Series 2025-1A	5.180%	5/15/2031	4,930	4,953
[4,8]	FCCU Auto Receivables Trust Series 2026-1A	4.320%	3/15/2032	8,380	8,226
[4]	Fifth Third Auto Trust Series 2023-1	5.520%	2/17/2031	20,880	21,046
[4,8]	First Investors Auto Owner Trust Series 2025-1A	4.390%	1/15/2031	5,120	5,074
[4,8]	First Investors Auto Owner Trust Series 2026-1A	4.500%	5/15/2031	21,740	21,639
[4,8]	First Investors Auto Owner Trust Series 2026-1A	4.810%	7/15/2032	12,710	12,679
[4]	First National Master Note Trust Series 2024-1	5.340%	5/15/2030	20,520	20,688
[4]	First National Master Note Trust Series 2025-1	4.850%	2/15/2030	31,640	31,842
[4]	First National Master Note Trust Series 2026-1	4.610%	5/15/2031	47,400	47,471
[4]	FIVE Mortgage Trust Series 2023-V1	5.668%	2/10/2056	1,800	1,820
[4,8]	Flagstar Mortgage Trust Series 2021-6INV	2.500%	8/25/2051	5,207	4,298
[4,8]	Flagstar Mortgage Trust Series 2021-11IN	2.500%	11/25/2051	3,258	2,693
[4,8]	Flatiron CLO 24 Ltd. Series 2023-2A	4.783%	1/15/2039	17,700	17,699
[4]	Ford Credit Auto Lease Trust Series 2024-B	5.180%	2/15/2028	6,280	6,308
[4]	Ford Credit Auto Lease Trust Series 2025-A	4.780%	2/15/2029	8,250	8,285
[4]	Ford Credit Auto Lease Trust Series 2025-A	4.960%	2/15/2029	3,850	3,871
[4]	Ford Credit Auto Lease Trust Series 2025-B	4.520%	8/15/2029	5,410	5,408
[4]	Ford Credit Auto Lease Trust Series 2026-A	4.080%	2/15/2030	7,980	7,895
[4]	Ford Credit Auto Lease Trust Series 2026-A	4.200%	2/15/2030	3,990	3,949
[4,8]	Ford Credit Auto Owner Trust Series 2023-1	4.850%	8/15/2035	18,100	18,217
[4,8]	Ford Credit Auto Owner Trust Series 2023-2	5.280%	2/15/2036	19,210	19,525
[4]	Ford Credit Auto Owner Trust Series 2023-B	5.060%	2/15/2029	7,760	7,802
[4]	Ford Credit Auto Owner Trust Series 2023-C	5.490%	5/15/2029	13,000	13,150
[4,8]	Ford Credit Auto Owner Trust Series 2024-1	4.870%	8/15/2036	16,280	16,441
[4]	Ford Credit Auto Owner Trust Series 2024-A	5.010%	9/15/2029	13,300	13,397
[4]	Ford Credit Auto Owner Trust Series 2024-B	4.960%	5/15/2030	13,120	13,209
[4]	Ford Credit Auto Owner Trust Series 2024-D	4.660%	9/15/2030	4,370	4,381
[4]	Ford Credit Auto Owner Trust Series 2024-D	4.880%	9/15/2030	3,830	3,847
[4,8]	Ford Credit Auto Owner Trust Series 2025-1	4.860%	8/15/2037	33,728	34,042
[4,8]	Ford Credit Auto Owner Trust Series 2025-1	5.010%	8/15/2037	17,110	17,271
[4,8]	Ford Credit Auto Owner Trust Series 2025-2	4.670%	2/15/2038	10,370	10,298
[4]	Ford Credit Auto Owner Trust Series 2025-A	4.890%	2/15/2031	16,350	16,432
[4]	Ford Credit Auto Owner Trust Series 2025-B	4.240%	7/15/2031	10,630	10,499
[4,8]	Ford Credit Auto Owner Trust Series 2026-1	4.320%	8/15/2038	47,770	47,226
[4,8]	Ford Credit Auto Owner Trust Series 2026-1	4.480%	8/15/2038	12,830	12,617
[4]	Ford Credit Auto Owner Trust Series 2026-A	4.340%	4/15/2032	7,630	7,547
[4]	Ford Credit Auto Owner Trust Series 2026-B	4.660%	7/15/2032	12,270	12,245
[4,8]	Ford Credit Floorplan Master Owner Trust A Series 2024-1	5.290%	4/15/2029	18,060	18,204
[4,8]	Ford Credit Floorplan Master Owner Trust A Series 2024-4	4.400%	9/15/2031	20,040	19,946
[4]	Ford Credit Floorplan Master Owner Trust A Series 2025-1	4.630%	4/15/2030	72,302	72,494
[4]	Ford Credit Floorplan Master Owner Trust A Series 2025-1	4.840%	4/15/2030	8,600	8,626
[4]	Ford Credit Floorplan Master Owner Trust A Series 2025-2	4.330%	9/15/2030	11,091	11,003
[4]	Ford Credit Floorplan Master Owner Trust A Series 2026-1	4.610%	5/15/2031	5,690	5,661
[4]	Ford Credit Floorplan Master Owner Trust A Series 2026-2	4.850%	5/15/2033	2,370	2,357
[4,5,7,8]	Freddie Mac STACR REMICS Trust Series 2025-HQA1, SOFR30A + 0.950%	4.578%	2/25/2045	5,131	5,135
[4,5,7,8]	Freddie Mac STACR REMICS Trust Series 2026-HQA1, SOFR30A + 1.000%	4.628%	5/25/2046	9,635	9,651
[4,8]	GCAT Trust Series 2022-INV1	3.000%	12/25/2051	14,944	12,884
[4,8]	GCAT Trust Series 2022-INV3	4.000%	8/25/2052	29,048	26,792
[4,8]	GCAT Trust Series 2022-INV3	4.500%	8/25/2052	18,895	17,728
[4,8]	GCAT Trust Series 2024-INV4	5.500%	12/25/2054	12,712	12,681

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,8]	GCAT Trust Series 2024-INV4	6.000%	12/25/2054	24,751	25,143
[4,8]	GCAT Trust Series 2025-INV1	6.000%	2/25/2055	71,580	72,715
[4,8]	GCM CLO Ltd. Series 2026-1A	5.016%	7/20/2039	20,030	20,060
[4,8]	GGP Trust Series 2026-TY	4.825%	3/5/2043	30,370	29,918
[4,8]	GLS Auto Receivables Issuer Trust Series 2025-3A	4.570%	1/15/2030	9,760	9,755
[4,8]	GLS Auto Receivables Issuer Trust Series 2025-4A	4.530%	4/15/2030	15,900	15,875
[4,8]	GLS Auto Receivables Issuer Trust Series 2026-1A	4.220%	8/17/2030	10,970	10,872
[4,8]	GLS Auto Receivables Issuer Trust Series 2026-2A	4.630%	9/16/2030	15,190	15,138
[4]	GM Financial Automobile Leasing Trust Series 2025-1	4.700%	2/20/2029	13,880	13,925
[4]	GM Financial Automobile Leasing Trust Series 2025-1	4.890%	2/20/2029	9,560	9,599
[4]	GM Financial Automobile Leasing Trust Series 2025-2	4.800%	4/20/2029	12,490	12,530
[4]	GM Financial Automobile Leasing Trust Series 2025-3	4.410%	8/20/2029	4,130	4,122
[4]	GM Financial Automobile Leasing Trust Series 2026-1	3.980%	1/22/2030	5,800	5,747
[4]	GM Financial Automobile Leasing Trust Series 2026-1	4.120%	1/22/2030	2,430	2,405
[4]	GM Financial Automobile Leasing Trust Series 2026-2	4.600%	5/20/2030	8,000	7,983
[4]	GM Financial Consumer Automobile Receivables Trust Series 2024-1	4.860%	6/18/2029	5,900	5,933
[4]	GM Financial Consumer Automobile Receivables Trust Series 2024-2	5.040%	9/17/2029	10,940	11,034
[4]	GM Financial Consumer Automobile Receivables Trust Series 2024-4	4.440%	4/16/2030	9,070	9,063
[4]	GM Financial Consumer Automobile Receivables Trust Series 2025-1	4.730%	8/16/2030	11,170	11,219
[4]	GM Financial Consumer Automobile Receivables Trust Series 2025-1	5.000%	8/16/2030	1,600	1,607
[4]	GM Financial Consumer Automobile Receivables Trust Series 2025-2	4.620%	5/16/2031	2,220	2,218
[4]	GM Financial Consumer Automobile Receivables Trust Series 2025-3	4.530%	9/16/2031	1,290	1,284
[4]	GM Financial Consumer Automobile Receivables Trust Series 2026-1	4.140%	6/16/2032	2,270	2,232
[4,8]	GM Financial Revolving Receivables Trust Series 2023-1	5.120%	4/11/2035	24,970	25,231
[4,8]	GM Financial Revolving Receivables Trust Series 2023-2	5.770%	8/11/2036	28,020	28,809
[4,8]	GM Financial Revolving Receivables Trust Series 2024-1	4.980%	12/11/2036	11,540	11,685
[4,8]	GM Financial Revolving Receivables Trust Series 2025-1	4.800%	12/11/2037	2,590	2,584
[4,8]	GM Financial Revolving Receivables Trust Series 2025-A	5.070%	11/12/2037	5,840	5,884
[4,8]	GMF Floorplan Owner Revolving Trust Series 2023-2	5.340%	6/15/2030	18,390	18,681
[4,8]	GMF Floorplan Owner Revolving Trust Series 2024-2A	5.060%	3/15/2031	15,350	15,565
[4,8]	GMF Floorplan Owner Revolving Trust Series 2024-3A	4.920%	11/15/2028	6,460	6,471
[4,8]	GMF Floorplan Owner Revolving Trust Series 2024-4A	4.730%	11/15/2029	39,480	39,684
[4,8]	GMF Floorplan Owner Revolving Trust Series 2024-4A	4.980%	11/15/2029	3,430	3,445
[4,8]	GMF Floorplan Owner Revolving Trust Series 2025-1A	4.790%	3/15/2029	4,370	4,376
[4,8]	GMF Floorplan Owner Revolving Trust Series 2025-2A	4.910%	3/15/2030	6,950	6,973
[4,8]	GMF Floorplan Owner Revolving Trust Series 2026-1A	4.570%	5/15/2031	27,780	27,784
[4,8]	GMF Floorplan Owner Revolving Trust Series 2026-1A	4.790%	5/15/2031	15,240	15,220
[4,8]	GMF Floorplan Owner Revolving Trust Series 2026-2A	5.010%	5/16/2033	5,680	5,683
[4,8]	Goldentree Loan Management US CLO 28 Ltd. Series 2026-28A	4.837%	10/20/2039	12,030	12,028
[4,8]	Goldentree Loan Management US CLO 9 Ltd. Series 2021-9A	4.905%	4/20/2037	15,115	15,123
[4,8]	GreatAmerica Leasing Receivables Funding LLC Series 2024-2	5.020%	5/15/2031	9,430	9,507
[4,8]	GreatAmerica Leasing Receivables Funding LLC Series 2025-1	4.490%	4/16/2029	6,820	6,824
[4,8]	GreatAmerica Leasing Receivables Funding LLC Series 2025-2	4.290%	9/15/2032	10,950	10,849
[4,8]	GreatAmerica Leasing Receivables Funding LLC Series 2026-1	4.760%	9/16/2030	8,060	8,098
[4,8]	GreatAmerica Leasing Receivables Funding LLC Series 2026-1	4.960%	5/16/2033	6,640	6,696
[4,8]	GreenState Auto Receivables Trust Series 2024-1A	5.190%	1/16/2029	7,614	7,638
[4]	GS Mortgage Securities Trust Series 2018-GS10	4.155%	7/10/2051	720	710
[4]	GS Mortgage Securities Trust Series 2019-GC38	3.968%	2/10/2052	2,600	2,545
[4]	GS Mortgage Securities Trust Series 2020-GC47	2.377%	5/12/2053	30,503	27,936
[4]	GS Mortgage Securities Trust Series 2020-GC47	2.731%	5/12/2053	2,809	2,557
[4]	GS Mortgage Securities Trust Series 2020-GSA2	2.012%	12/12/2053	9,640	8,448
[4]	Harley-Davidson Motorcycle Trust Series 2023-B	5.780%	4/15/2031	11,340	11,484
[4]	Harley-Davidson Motorcycle Trust Series 2025-A	4.790%	2/15/2033	7,790	7,779
[4,8]	Hertz Vehicle Financing III LLC Series 2025-5A	4.620%	5/25/2030	8,900	8,807
[4,8]	Hertz Vehicle Financing III LLC Series 2025-6A	4.890%	5/25/2032	10,420	10,314
[4,8]	Hertz Vehicle Financing III LLC Series 2026-1A	5.090%	11/25/2030	11,320	11,328
[4,8]	Hertz Vehicle Financing III LLC Series 2026-2A	5.400%	11/25/2032	9,520	9,553
[4]	Honda Auto Receivables Owner Trust Series 2024-1	5.170%	5/15/2030	21,820	21,991
[4]	Honda Auto Receivables Owner Trust Series 2024-2	5.210%	7/18/2030	22,160	22,370
[4]	Honda Auto Receivables Owner Trust Series 2024-4	4.350%	12/16/2030	3,050	3,047
[4,8]	Houston Galleria Mall Trust Series 2025-HGLR	5.644%	2/5/2045	14,600	14,923
[4,8]	HPEFS Equipment Trust Series 2025-1A	4.510%	9/20/2032	3,330	3,324
[4,8]	HPEFS Equipment Trust Series 2025-2A	4.210%	11/22/2032	2,660	2,633
[4,8]	Hundred Acre Wood Trust Series 2021-INV3	2.500%	12/25/2051	3,408	2,817
[4,8]	Hyundai Auto Lease Securitization Trust Series 2024-C	4.970%	2/15/2029	20,490	20,578
[4,8]	Hyundai Auto Lease Securitization Trust Series 2025-A	4.900%	1/16/2029	7,280	7,310
[4,8]	Hyundai Auto Lease Securitization Trust Series 2025-A	5.150%	6/15/2029	5,060	5,094
[4,8]	Hyundai Auto Lease Securitization Trust Series 2025-B	4.570%	4/16/2029	5,780	5,794
[4,8]	Hyundai Auto Lease Securitization Trust Series 2025-B	4.940%	8/15/2029	10,630	10,660
[4,8]	Hyundai Auto Lease Securitization Trust Series 2025-C	4.570%	11/15/2029	9,790	9,780

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,8]	Hyundai Auto Lease Securitization Trust Series 2026-A	4.160%	5/15/2030	7,070	7,006
[4,8]	Hyundai Auto Lease Securitization Trust Series 2026-B	4.440%	8/15/2030	14,410	14,307
[4]	Hyundai Auto Receivables Trust Series 2023-C	5.550%	12/17/2029	11,320	11,461
[4]	Hyundai Auto Receivables Trust Series 2024-A	4.920%	1/15/2031	11,160	11,236
[4]	Hyundai Auto Receivables Trust Series 2024-C	4.440%	1/15/2031	7,030	7,024
[4]	Hyundai Auto Receivables Trust Series 2025-A	4.610%	4/15/2031	4,160	4,154
[4]	Hyundai Auto Receivables Trust Series 2025-B	4.360%	12/17/2029	230	230
[4]	Hyundai Auto Receivables Trust Series 2025-B	4.720%	7/15/2030	5,820	5,833
[4]	Hyundai Auto Receivables Trust Series 2025-C	4.130%	1/15/2032	5,860	5,770
[4]	Hyundai Auto Receivables Trust Series 2026-A	4.100%	12/15/2032	7,330	7,191
[4]	Hyundai Auto Receivables Trust Series 2026-B	4.600%	2/17/2032	13,830	13,862
[4]	Hyundai Auto Receivables Trust Series 2026-B	4.810%	2/17/2032	7,190	7,202
[4,8]	Hyundai Floorplan Master Owner Trust Series 2025-1A	4.010%	10/15/2030	22,370	22,096
[4,8]	INT Commercial Mortgage Trust Series 2025-PLAZA	5.041%	11/5/2037	6,550	6,526
[4]	John Deere Owner Trust Series 2025-B	4.340%	6/15/2032	6,850	6,810
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP3	2.870%	8/15/2049	779	777
[4,8]	JP Morgan Mortgage Trust Series 2021-INV4	3.000%	1/25/2052	23,007	19,793
[4,8]	JP Morgan Mortgage Trust Series 2021-INV6	2.500%	4/25/2052	7,883	6,516
[4,8]	JP Morgan Mortgage Trust Series 2021-INV6	3.000%	4/25/2052	20,389	17,592
[4]	JPMDB Commercial Mortgage Securities Trust Series 2017-C7	3.409%	10/15/2050	360	354
[4,8]	Kubota Credit Owner Trust Series 2023-2A	5.230%	6/15/2028	6,520	6,560
[4,8]	Kubota Credit Owner Trust Series 2025-1A	4.870%	7/15/2030	10,380	10,426
[4,8]	Kubota Credit Owner Trust Series 2025-2A	4.570%	11/15/2030	4,550	4,556
[4,8]	LAD Auto Receivables Trust Series 2024-2A	5.460%	7/16/2029	5,360	5,392
[4,8]	LAD Auto Receivables Trust Series 2024-2A	5.500%	7/16/2029	3,310	3,343
[4,8]	LAD Auto Receivables Trust Series 2024-3A	4.600%	12/17/2029	3,090	3,098
[4,8]	LAD Auto Receivables Trust Series 2025-1A	4.790%	4/15/2030	7,730	7,749
[4,8]	LAD Auto Receivables Trust Series 2025-1A	5.050%	5/15/2030	9,040	9,100
[4,8]	LAD Auto Receivables Trust Series 2025-2A	4.250%	1/15/2030	17,150	17,115
[4,8]	LAD Auto Receivables Trust Series 2025-2A	4.360%	7/15/2030	7,660	7,620
[4,8]	LAD Auto Receivables Trust Series 2025-2A	4.530%	5/17/2032	7,610	7,562
[4,8]	LAD Auto Receivables Trust Series 2025-3A	4.170%	8/15/2031	8,870	8,723
[4,8]	LAD Auto Receivables Trust Series 2025-3A	4.400%	9/15/2031	3,240	3,192
[4,8]	LAD Auto Receivables Trust Series 2026-1A	4.050%	12/15/2031	14,500	14,245
[4,8]	LAD Auto Receivables Trust Series 2026-1A	4.220%	2/15/2033	3,065	3,002
[4,8]	LAD Auto Receivables Trust Series 2026-2A	4.450%	3/15/2032	9,500	9,443
[4,8]	LAD Auto Receivables Trust Series 2026-2A	4.690%	4/15/2033	2,570	2,559
[4,8]	LBTY Commercial Mortgage Trust Series 2026-225L	4.746%	2/10/2043	17,930	17,618
[4,7,8]	Lighthouse Park CLO Ltd. Series 2025-1A, TSFR3M + 1.110%	4.777%	10/24/2037	8,350	8,352
[4,8]	M&T Bank Auto Receivables Trust Series 2024-1A	5.150%	2/17/2032	7,920	8,004
[4,8]	M&T Bank Auto Receivables Trust Series 2024-1A	5.220%	2/17/2032	7,236	7,281
[4,8]	M&T Bank Auto Receivables Trust Series 2025-1A	4.730%	6/17/2030	12,150	12,186
[4,8]	M&T Bank Auto Receivables Trust Series 2025-1A	4.890%	7/15/2032	7,030	7,075
[4,8]	M&T Bank Auto Receivables Trust Series 2026-1A	4.790%	10/17/2033	9,020	9,042
[4,8]	M&T Bank RV Trust Series 2026-1A	4.350%	1/15/2046	15,050	14,829
[4,8]	M&T Equipment 2025-LEAF1 Notes Series 2025-1A	4.780%	9/17/2029	10,210	10,240
[4,8]	M&T Equipment 2025-LEAF1 Notes Series 2025-1A	4.910%	3/16/2032	3,860	3,869
[4,7,8]	Magnetite XXXI Ltd. Series 2021-31A, TSFR3M + 1.000%	4.673%	7/15/2034	13,110	13,104
[4,8]	Manhattan West Mortgage Trust Series 2026-2MW	5.498%	6/10/2048	32,250	32,480
[4,8]	Mello Mortgage Capital Acceptance Series 2022-INV1	2.500%	3/25/2052	3,562	2,944
[4]	Mercedes-Benz Auto Lease Trust Series 2025-A	4.610%	4/16/2029	160	160
[4,8]	MMAF Equipment Finance LLC Series 2024-A	4.950%	7/14/2031	8,350	8,407
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2025-C35	5.633%	8/15/2058	7,260	7,536
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2025-C35	5.970%	8/15/2058	15,485	16,035
[4]	Morgan Stanley Capital I Series 2017-HR2	3.509%	12/15/2050	356	353
[4]	Morgan Stanley Capital I Trust Series 2018-L1	4.407%	10/15/2051	1,000	990
[4]	Morgan Stanley Capital I Trust Series 2018-L1	4.637%	10/15/2051	15,228	14,983
[4]	Morgan Stanley Capital I Trust Series 2019-L3	3.127%	11/15/2052	18,810	17,787
[4]	Morgan Stanley Capital I Trust Series 2021-L6	2.444%	6/15/2054	2,600	2,319
[4,8]	Morgan Stanley Residential Mortgage Loan Trust Series 2024-INV3	6.500%	6/25/2054	12,229	12,560
[4,7,8]	Morgan Stanley Residential Mortgage Loan Trust Series 2026-INV1, SOFR30A + 1.150%	4.778%	2/25/2061	15,798	15,679
[4]	MSWF Commercial Mortgage Trust Series 2023-2	6.014%	12/15/2056	9,640	10,178
[4,8]	Navient Education Loan Trust Series 2025-A	5.020%	7/15/2055	11,448	11,466
[4,8]	Navient Education Loan Trust Series 2026-A	4.860%	9/15/2056	5,791	5,759
[4,8]	Navient Refinance Loan Trust Series 2025-C	4.800%	10/15/2055	8,887	8,842
[4,8]	Navient Refinance Loan Trust Series 2026-A	4.500%	1/18/2056	8,192	8,075
[4,8]	Navient Refinance Loan Trust Series 2026-B	5.070%	6/15/2056	15,600	15,596
[4,7,8]	Navient Student Loan Trust Series 2023-BA, SOFR30A + 1.700%	5.293%	3/15/2072	1,336	1,343
[4,8]	Nelnet Student Loan Trust Series 2025-DA	4.650%	8/20/2054	8,324	8,180

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,7,8]	Nelnet Student Loan Trust Series 2026-A, SOFR30A + 1.300%	4.909%	2/21/2061	20,843	20,843
[4,8]	NextGear Floorplan Master Owner Trust Series 2025-1A	4.550%	2/15/2030	30,800	30,791
[4,8]	NextGear Floorplan Master Owner Trust Series 2025-2A	4.230%	10/15/2030	30,230	29,950
[4,8]	NextGear Floorplan Master Owner Trust Series 2026-1A	4.070%	2/15/2031	29,280	28,874
[4]	Nissan Auto Lease Trust Series 2025-A	4.800%	2/15/2029	10,060	10,097
[4]	Nissan Auto Lease Trust Series 2025-A	5.030%	2/15/2029	4,240	4,255
[4]	Nissan Auto Lease Trust Series 2025-B	4.560%	7/16/2029	7,655	7,609
[4]	Nissan Auto Lease Trust Series 2026-A	3.940%	2/15/2030	10,730	10,614
[4]	Nissan Auto Lease Trust Series 2026-A	4.140%	2/15/2030	11,310	11,171
[4]	Nissan Auto Receivables Owner Trust Series 2024-A	5.180%	4/15/2031	19,160	19,386
[4]	Nissan Auto Receivables Owner Trust Series 2024-B	4.350%	9/15/2031	3,130	3,126
[4]	Nissan Auto Receivables Owner Trust Series 2025-A	4.790%	10/15/2031	4,040	4,048
[4]	Nissan Auto Receivables Owner Trust Series 2026-A	4.640%	3/15/2032	24,150	24,258
[4]	Nissan Auto Receivables Owner Trust Series 2026-A	4.870%	3/15/2032	7,190	7,213
[4,8]	NYC Commercial Mortgage Trust Series 2025-28L	4.824%	11/5/2038	5,080	5,039
[4,8]	NYC Trust Series 2026-9W57	5.053%	6/6/2040	21,960	21,862
[4,8]	OBX Trust Series 2022-INV1	3.000%	12/25/2051	3,374	2,896
[4,8]	OBX Trust Series 2022-INV5	4.000%	10/25/2052	13,458	12,353
[4,7,8]	OBX Trust Series 2026-INV2, SOFR30A + 1.750%	5.378%	4/25/2056	94,437	94,334
[4,7,8]	OCP Aegis CLO Ltd. Series 2024-39A, TSFR3M + 1.090%	4.770%	4/16/2038	6,050	6,044
[4,7,8]	OCP CLO Ltd. Series 2023-30A, TSFR3M + 1.210%	4.883%	1/24/2039	10,050	10,058
[4,7,8]	Octagon 57 Ltd. Series 2021-1A, TSFR3M + 1.070%	4.743%	10/15/2034	8,390	8,391
[4,8]	OneMain Financial Issuance Trust Series 2025-1A	4.820%	7/14/2038	52,670	52,662
[4,8]	OneMain Financial Issuance Trust Series 2025-1A	5.050%	7/14/2038	6,880	6,856
[4,8]	OneMain Financial Issuance Trust Series 2026-1A	4.980%	7/14/2039	17,460	17,525
[4,8]	OneMain Financial Issuance Trust Series 2026-1A	5.200%	7/14/2039	2,920	2,927
[4,6,8,9]	Palmer Square CLO Ltd. Series 2026-2A	1.000%	7/20/2039	15,720	15,720
[4,8]	PenFed Auto Receivables Owner Trust Series 2025-A	4.030%	7/15/2030	7,590	7,542
[4,8]	PenFed Auto Receivables Owner Trust Series 2025-A	4.190%	5/15/2031	3,950	3,908
[4,8]	PenFed Auto Receivables Owner Trust Series 2025-A	4.370%	7/15/2031	1,360	1,340
[4,8]	PenFed Auto Receivables Owner Trust Series 2026-A	4.750%	6/15/2032	3,990	4,001
[4,8]	PenFed Auto Receivables Owner Trust Series 2026-A	5.020%	7/15/2032	1,100	1,100
[4,8]	PFS Financing Corp. Series 2024-B	4.950%	2/15/2029	33,085	33,202
[4,8]	PFS Financing Corp. Series 2024-D	5.340%	4/15/2029	17,230	17,362
[4,8]	PFS Financing Corp. Series 2025-B	4.850%	2/15/2030	30,690	30,843
[4,8]	PFS Financing Corp. Series 2025-D	4.470%	5/15/2030	14,090	14,066
[4,8]	PFS Financing Corp. Series 2025-F	4.400%	8/15/2030	22,780	22,712
[4,8]	PMT Loan Trust Series 2024-INV1	5.500%	10/25/2059	4,090	4,080
[4,8]	PMT Loan Trust Series 2024-INV1	6.000%	10/25/2059	11,163	11,174
[4,8]	PMT Loan Trust Series 2024-INV2	6.000%	12/25/2059	76,643	78,050
[4,8]	PMT Loan Trust Series 2025-CNF2	5.500%	1/25/2057	30,602	30,465
[4,8]	PMT Loan Trust Series 2025-INV1	6.000%	1/25/2060	56,209	57,100
[4,8]	PMT Loan Trust Series 2025-INV1	6.000%	1/25/2060	27,821	27,954
[4,8]	PMT Loan Trust Series 2025-INV2	5.500%	2/25/2056	5,407	5,394
[4,8]	PMT Loan Trust Series 2025-INV3	5.500%	3/25/2056	4,770	4,769
[4,8]	PMT Loan Trust Series 2025-INV7	5.500%	6/25/2056	25,862	25,799
[4,8]	PMT Loan Trust Series 2025-INV7	6.000%	6/25/2056	9,015	9,158
[4,8]	PMT Loan Trust Series 2025-INV9	5.500%	9/1/2056	9,855	9,852
[4,8]	PMT Loan Trust Series 2025-INV9	5.500%	9/1/2056	12,046	12,032
[4,7,8]	PMT Loan Trust Series 2025-INV10, SOFR30A + 1.350%	4.978%	10/1/2056	7,233	7,239
[4,7,8]	PMT Loan Trust Series 2025-INV11, SOFR30A + 1.350%	4.978%	11/25/2056	34,494	34,520
[4,7,8]	PMT Loan Trust Series 2025-INV12, SOFR30A + 1.300%	4.928%	12/25/2056	38,131	38,115
[4,8]	PMT Loan Trust Series 2026-CNF1	5.000%	1/25/2057	37,285	36,414
[4,7,8]	PMT Loan Trust Series 2026-CNF1, SOFR30A + 1.200%	4.828%	1/25/2057	18,856	18,817
[4,8]	PMT Loan Trust Series 2026-INV1	5.500%	1/25/2057	16,968	16,963
[4,7,8]	PMT Loan Trust Series 2026-INV1, SOFR30A + 1.300%	4.928%	1/25/2057	16,968	16,927
[4,8]	PMT Loan Trust Series 2026-INV2	5.500%	1/25/2057	25,079	24,982
[4,8]	PMT Loan Trust Series 2026-INV4	6.000%	3/25/2057	19,424	19,841
[4,7,8]	PMT Loan Trust Series 2026-INV4, SOFR30A + 1.450%	5.078%	3/25/2057	18,259	18,258
[4,8]	PMT Loan Trust Series 2026-INV5	5.500%	5/25/2057	36,685	36,612
[4,7,8]	PMT Loan Trust Series 2026-INV5, SOFR30A + 1.500%	5.128%	5/25/2057	10,946	10,946
[4,7,8]	PMT Loan Trust Series 2026-J1, SOFR30A + 1.150%	4.778%	1/25/2057	20,330	20,209
[4,8]	Porsche Financial Auto Securitization Trust Series 2024-1A	4.490%	12/22/2032	7,110	7,120
[4,8]	Porsche Innovative Lease Owner Trust Series 2025-1A	4.690%	11/20/2030	5,970	5,993
[4,8]	Progress Residential Trust Series 2022-SFR3	3.200%	4/17/2039	4,194	4,137
[4,8]	Progress Residential Trust Series 2022-SFR5	4.451%	6/17/2039	5,023	4,995
[4,8]	Progress Residential Trust Series 2024-SFR1	3.350%	2/17/2041	7,428	7,138
[4,8]	Progress Residential Trust Series 2024-SFR2	3.300%	4/17/2041	6,805	6,510
[4,8]	Progress Residential Trust Series 2024-SFR3	3.000%	6/17/2041	10,513	9,977
[4,8]	Progress Residential Trust Series 2024-SFR4	3.100%	7/17/2041	16,060	15,239

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,8]	Progress Residential Trust Series 2024-SFR5	3.000%	8/17/2041	17,376	16,430
[4,8]	Progress Residential Trust Series 2025-SFR1	3.400%	2/17/2042	18,894	17,924
[4,8]	Progress Residential Trust Series 2025-SFR1	3.650%	2/17/2042	3,510	3,312
[4,8]	Progress Residential Trust Series 2025-SFR2	3.305%	4/17/2042	7,694	7,249
[4,8]	Progress Residential Trust Series 2025-SFR3	3.390%	7/17/2042	16,510	15,553
[4,8]	Progress Residential Trust Series 2025-SFR3	3.390%	7/17/2042	8,940	8,311
[4,8]	Progress Residential Trust Series 2025-SFR6	4.000%	12/17/2042	6,960	6,678
[4,8]	Progress Residential Trust Series 2025-SFR6	4.000%	12/17/2042	6,860	6,457
[4,8]	Progress Residential Trust Series 2026-SFR2	4.240%	5/17/2043	13,690	13,210
[4,8]	Progress Residential Trust Series 2026-SFR2	4.320%	5/17/2043	8,840	8,437
[4,8]	Progress Residential Trust Series 2026-SFR3	4.000%	7/17/2043	7,700	7,336
[4,8]	Progress Residential Trust Series 2026-SFR3	4.200%	7/17/2043	2,650	2,507
[4,6,8]	QTS Issuer ABS II LLC Series 2026-6A	5.340%	7/5/2056	7,840	7,843
[4,8]	RCKT Mortgage Trust Series 2024-INV1	6.500%	6/25/2054	20,715	21,202
[4,8]	RCKT Trust Series 2025-1A	4.990%	7/25/2034	1,590	1,590
[4,8]	RCKTL Trust Series 2025-2A	4.600%	11/27/2034	2,060	2,052
[4,8]	RKTL Trust Series 2026-1A	4.330%	2/26/2035	3,414	3,384
[4,8]	RKTL Trust Series 2026-2A	4.850%	5/25/2035	5,610	5,603
[4,8]	Rowe CLO Ltd. Series 2026-1A	4.911%	4/20/2039	14,450	14,461
[4,7,8]	RR 41 Ltd. Series 2025-41A, TSFR3M + 1.250%	4.923%	10/15/2040	6,610	6,620
[4,8]	RR 44 Ltd. Series 2026-44A	4.842%	4/15/2041	12,490	12,491
[4,8]	Santander Bank Auto Credit-Linked Notes Series 2024-A	5.622%	6/15/2032	720	726
[4,8]	Santander Bank Auto Credit-Linked Notes Series 2024-B	4.911%	1/18/2033	711	714
[4,8]	Santander Bank Auto Credit-Linked Notes Series 2024-B	4.965%	1/18/2033	984	986
[4,8]	Santander Bank Auto Credit-Linked Notes Series 2026-A	4.806%	7/17/2034	7,290	7,278
[4]	Santander Drive Auto Receivables Trust Series 2024-1	5.230%	12/15/2028	838	840
[4]	Santander Drive Auto Receivables Trust Series 2024-3	5.550%	9/17/2029	11,910	11,970
[4]	Santander Drive Auto Receivables Trust Series 2025-1	4.880%	3/17/2031	54,120	54,262
[4]	Santander Drive Auto Receivables Trust Series 2025-2	4.870%	5/15/2031	34,890	35,064
[4]	Santander Drive Auto Receivables Trust Series 2025-3	4.490%	9/15/2031	9,280	9,276
[4]	Santander Drive Auto Receivables Trust Series 2025-4	4.270%	1/15/2032	5,180	5,146
[4]	Santander Drive Auto Receivables Trust Series 2026-1	4.070%	4/15/2032	6,320	6,244
[4,8]	SBNA Auto Lease Trust Series 2025-A	4.870%	7/20/2029	5,970	5,988
[4,8]	SCCU Auto Receivables Trust Series 2023-1A	5.700%	8/15/2029	3,090	3,118
[4,8]	SCCU Auto Receivables Trust Series 2024-1A	5.160%	5/15/2030	3,350	3,372
[4,8]	SCCU Auto Receivables Trust Series 2025-1A	4.570%	1/15/2031	12,860	12,857
[4,8]	SCCU Auto Receivables Trust Series 2025-1A	4.680%	9/15/2031	2,420	2,415
[4,8]	SCCU Auto Receivables Trust Series 2026-1A	4.360%	8/15/2031	6,550	6,501
[4,8]	SCCU Auto Receivables Trust Series 2026-1A	4.580%	5/17/2032	11,790	11,663
[4,8]	Sequoia Mortgage Trust Series 2024-INV1	6.000%	10/25/2054	8,664	8,790
[4,8]	Sequoia Mortgage Trust Series 2024-INV1	6.000%	10/25/2054	1,914	1,917
[4,8]	Sequoia Mortgage Trust Series 2025-S2	4.000%	11/25/2055	83,367	76,530
[4,8]	Sequoia Mortgage Trust Series 2026-7	5.000%	6/25/2056	11,800	11,536
[4,8]	Sequoia Mortgage Trust Series 2026-7	5.290%	6/25/2056	81,900	81,099
[4,8]	Sequoia Mortgage Trust Series 2026-HYB2	4.629%	7/25/2056	53,200	52,148
[4,8]	SFS Auto Receivables Securitization Trust Series 2024-1A	4.940%	1/21/2031	5,890	5,927
[4,8]	SFS Auto Receivables Securitization Trust Series 2024-2A	5.260%	8/20/2030	3,970	4,015
[4,8]	SFS Auto Receivables Securitization Trust Series 2024-3A	4.600%	11/20/2031	8,180	8,194
[4,8]	SFS Auto Receivables Securitization Trust Series 2025-1A	4.750%	7/22/2030	10,660	10,700
[4,8]	SFS Auto Receivables Securitization Trust Series 2025-1A	4.830%	12/20/2030	7,710	7,752
[4,8]	SFS Auto Receivables Securitization Trust Series 2025-1A	5.110%	2/20/2031	2,000	2,021
[4,8]	SFS Auto Receivables Securitization Trust Series 2025-2A	4.580%	5/20/2031	20,880	20,889
[4,8]	SFS Auto Receivables Securitization Trust Series 2025-2A	4.850%	7/21/2031	3,760	3,774
[4,8]	SFS Auto Receivables Securitization Trust Series 2025-3A	4.210%	9/22/2031	27,280	27,015
[4,8]	SFS Auto Receivables Securitization Trust Series 2025-3A	4.440%	11/20/2031	9,450	9,388
[4,8]	SFS Auto Receivables Securitization Trust Series 2026-1A	3.960%	7/21/2031	18,439	18,202
[4,8]	SFS Auto Receivables Securitization Trust Series 2026-1A	4.070%	1/20/2032	12,630	12,420
[4,8]	SFS Auto Receivables Securitization Trust Series 2026-1A	4.270%	6/21/2032	10,670	10,476
[4,8]	SFS Auto Receivables Securitization Trust Series 2026-2A	4.690%	5/20/2033	8,600	8,639
[4,8]	SFS Auto Receivables Securitization Trust Series 2026-2A	4.890%	5/20/2033	4,150	4,152
[4,8]	SMB Private Education Loan Trust Series 2018-B	3.600%	1/15/2037	46	46
[4,8]	SMB Private Education Loan Trust Series 2018-C	3.630%	11/15/2035	97	96
[4,8]	SMB Private Education Loan Trust Series 2026-A	4.680%	12/15/2053	11,794	11,554
[4,8]	SoFi Consumer Loan Program Series 2026-3	4.850%	6/25/2035	3,400	3,404
[4,8]	SoFi Consumer Loan Program Trust Series 2025-4	4.600%	8/25/2035	7,870	7,832
[4,8]	SoFi Consumer Loan Program Trust Series 2026-1	4.440%	12/26/2035	5,770	5,713
[4,8]	SoFi Consumer Loan Program Trust Series 2026-2	4.800%	3/25/2036	6,680	6,646
[4,8]	Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-AA	4.470%	7/20/2028	25,180	25,197
[4,8]	Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-AA	4.500%	3/20/2029	7,010	7,009
[4,8]	Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-AA	4.740%	4/20/2029	5,980	5,981

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,8]	Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-BA	4.290%	6/20/2029	8,150	8,123
[4,8]	Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-BA	4.470%	7/20/2029	4,010	4,000
[4,8]	Stellantis Financial Underwritten Enhanced Lease Trust Series 2026-AA	4.410%	4/22/2030	16,080	16,002
[4,8]	Stellantis Financial Underwritten Enhanced Lease Trust Series 2026-AA	4.610%	4/22/2030	8,620	8,575
[4,6,8]	Stellantis Financial Underwritten Enhanced Lease Trust Series 2026-BA	4.560%	7/20/2030	4,470	4,471
[4,6,8]	Stellantis Financial Underwritten Enhanced Lease Trust Series 2026-BA	4.750%	7/20/2030	3,720	3,720
[4]	Synchrony Card Funding LLC Series 2024-A2	4.930%	7/15/2030	39,770	40,015
[4]	Synchrony Card Funding LLC Series 2025-A2	4.490%	5/15/2031	43,825	43,832
[4]	Synchrony Card Issuance Trust Series 2025-A1	4.780%	2/15/2031	16,060	16,140
[4]	Synchrony Card Issuance Trust Series 2025-A3	4.060%	11/15/2031	46,020	45,551
[4,7,8]	TCO Commercial Mortgage Trust Series 2024-DPM, TSFR1M + 1.243%	4.868%	12/15/2039	102	102
[4,8]	Tesla Electric Vehicle Trust Series 2023-1	5.380%	6/20/2028	58	59
[4,8]	Tesla Electric Vehicle Trust Series 2023-1	5.380%	2/20/2029	6,070	6,118
[4,8]	Tesla Lease Electric Vehicle Securitization LLC Series 2025-A	4.270%	11/20/2028	22,610	22,529
[4,8]	Tesla Lease Electric Vehicle Securitization LLC Series 2025-A	4.370%	5/21/2029	5,650	5,638
[4,8]	Tesla Lease Electric Vehicle Securitization LLC Series 2025-A	4.790%	6/20/2029	6,160	6,156
[4,8]	Tesla Sustainable Energy Business Trust Series 2026-1A	5.310%	5/20/2052	8,000	8,018
[4,8]	T-Mobile US Trust Series 2025-1A	4.740%	11/20/2029	26,750	26,846
[4,8]	T-Mobile US Trust Series 2025-2A	4.340%	4/22/2030	25,823	25,825
[4,8]	Toyota Auto Loan Extended Note Trust Series 2023-1A	4.930%	6/25/2036	18,060	18,205
[4,8]	Toyota Auto Loan Extended Note Trust Series 2024-1A	5.160%	11/25/2036	4,650	4,729
[4,8]	Toyota Auto Loan Extended Note Trust Series 2025-1A	4.650%	5/25/2038	66,430	66,626
[4,8]	Toyota Auto Loan Extended Note Trust Series 2026-1A	4.580%	4/25/2039	53,550	53,491
[4]	Toyota Auto Receivables Owner Trust Series 2023-B	4.660%	9/15/2028	27,670	27,748
[4]	Toyota Auto Receivables Owner Trust Series 2023-C	5.010%	2/15/2029	12,880	12,964
[4]	Toyota Auto Receivables Owner Trust Series 2024-A	4.770%	4/16/2029	6,965	7,027
[4]	Toyota Auto Receivables Owner Trust Series 2024-B	5.280%	7/16/2029	14,340	14,508
[4]	Toyota Auto Receivables Owner Trust Series 2024-D	4.430%	4/15/2030	3,090	3,089
[4,8]	Toyota Lease Owner Trust Series 2025-A	4.810%	6/20/2029	11,670	11,717
[4,8]	Trafigura Securitisation Finance plc Series 2024-1A	5.980%	11/15/2027	18,260	18,303
[4,8]	Trafigura Securitisation Finance plc Series 2026-1A	5.120%	12/15/2029	16,210	16,184
[4,8]	Tricon Residential Trust Series 2024-SFR4	4.300%	11/17/2041	7,876	7,691
[4,8]	Trinity Rail Leasing LLC Series 2025-1A	5.090%	10/19/2055	6,634	6,587
[4]	UBS Commercial Mortgage Trust Series 2017-C7	3.679%	12/15/2050	1,710	1,683
[4,8]	USAA Auto Owner Trust Series 2024-A	4.970%	12/17/2029	2,700	2,717
[4,8]	USAA Auto Owner Trust Series 2025-A	4.010%	11/15/2030	7,060	6,986
[4,8]	Verizon Master Trust Series 2023-6	4.860%	9/22/2031	26,840	26,905
[4,8]	Verizon Master Trust Series 2024-2	4.830%	12/22/2031	33,560	33,849
[4]	Verizon Master Trust Series 2024-3	5.540%	4/22/2030	9,225	9,298
[4,8]	Verizon Master Trust Series 2024-5	5.000%	6/21/2032	11,440	11,588
[4]	Verizon Master Trust Series 2024-8	4.620%	11/20/2030	210	211
[4]	Verizon Master Trust Series 2024-8	4.820%	11/20/2030	10,640	10,670
[4,8]	Verizon Master Trust Series 2025-2	4.940%	1/20/2033	61,910	62,672
[4]	Verizon Master Trust Series 2025-3	4.770%	3/20/2030	21,260	21,295
[4,8]	Verizon Master Trust Series 2025-4	4.760%	3/21/2033	17,579	17,721
[4,8]	Verizon Master Trust Series 2025-4	5.020%	3/21/2033	12,320	12,380
[4]	Verizon Master Trust Series 2026-2	4.710%	6/21/2032	8,200	8,209
[4]	Volkswagen Auto Loan Enhanced Trust Series 2023-2	5.480%	12/20/2028	123	124
[4]	Volkswagen Auto Loan Enhanced Trust Series 2024-1	4.630%	7/20/2029	51,350	51,518
[4]	Volkswagen Auto Loan Enhanced Trust Series 2024-1	4.670%	6/20/2031	3,330	3,341
[4,8]	Volkswagen Credit Auto Master Trust Series 2026-1A	4.710%	5/20/2031	31,350	31,465
[4,8]	Volvo Financial Equipment LLC Series 2025-1A	4.460%	5/15/2029	12,610	12,617
[4,8]	Volvo Financial Equipment LLC Series 2025-2A	4.060%	6/15/2033	7,900	7,786
[4,8]	Volvo Financial Equipment LLC Series 2026-1A	4.040%	1/17/2033	3,480	3,442
[4,7,8]	Voya CLO Ltd. Series 2022-3A, TSFR3M + 1.130%	4.805%	10/20/2036	6,120	6,122
[4,8,9]	Voya CLO Ltd. Series 2026-2A	4.951%	7/15/2039	19,690	19,690
[4,7,8]	Wellington Management CLO 1 Ltd. Series 2023-1A, TSFR3M + 1.230%	4.905%	10/20/2038	4,430	4,433
[4]	Wells Fargo Commercial Mortgage Trust Series 2017-C38	3.453%	7/15/2050	1,285	1,267
[4]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.317%	10/15/2050	3,040	3,004
[4]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.581%	10/15/2050	3,040	2,999
[4]	Wells Fargo Commercial Mortgage Trust Series 2017-C41	3.472%	11/15/2050	3,160	3,105
[4]	Wells Fargo Commercial Mortgage Trust Series 2018-C45	4.184%	6/15/2051	6,170	6,091
[4]	Wells Fargo Commercial Mortgage Trust Series 2018-C46	4.152%	8/15/2051	13,365	13,190
[4]	Wells Fargo Commercial Mortgage Trust Series 2018-C47	4.442%	9/15/2061	6,370	6,310
[4]	Wells Fargo Commercial Mortgage Trust Series 2018-C48	4.245%	1/15/2052	423	422
[4]	Wells Fargo Commercial Mortgage Trust Series 2018-C48	4.302%	1/15/2052	1,820	1,796
[4]	Wells Fargo Commercial Mortgage Trust Series 2020-C58	1.849%	7/15/2053	2,505	2,385
[4]	Wells Fargo Commercial Mortgage Trust Series 2024-C63	5.309%	8/15/2057	26,660	27,086
[4]	Wells Fargo Commercial Mortgage Trust Series 2025-C65	5.292%	10/15/2058	11,580	11,734
[4,8]	Wells Fargo Commercial Mortgage Trust Series 2026-1250B	4.833%	3/10/2041	11,140	10,996

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Wells Fargo Commercial Mortgage Trust Series 2026-C66	5.649%	4/15/2059	29,980	31,138
[4,8]	Wells Fargo Mortgage Backed Securities Trust Series 2021-INV2	2.500%	9/25/2051	1,780	1,465
[4,8]	Westlake Automobile Receivables Trust Series 2025-2A	4.510%	5/15/2029	7,910	7,918
[4,8]	Westlake Automobile Receivables Trust Series 2025-2A	4.630%	1/15/2031	7,470	7,480
[4,8]	Westlake Automobile Receivables Trust Series 2025-3A	4.280%	7/15/2031	12,870	12,828
[4,8]	Westlake Automobile Receivables Trust Series 2026-1A	4.200%	5/15/2031	9,680	9,610
[4,8]	Westlake Automobile Receivables Trust Series 2026-2A	4.530%	3/15/2032	10,660	10,621
[4,8]	Westlake Automobile Receivables Trust Series 2026-P1	4.010%	3/17/2031	8,320	8,216
[4,8]	Westlake Automobile Receivables Trust Series 2026-P1	4.280%	4/15/2031	2,690	2,659
[4,8]	Wheels Fleet Lease Funding LLC Series 2025-3A	4.080%	9/18/2040	189	188
[4,8]	Wheels Fleet Lease Funding LLC Series 2026-1A	4.390%	4/18/2039	12,640	12,555
[4]	World Omni Auto Receivables Trust Series 2023-B	4.680%	5/15/2029	4,390	4,398
[4]	World Omni Auto Receivables Trust Series 2023-C	5.030%	11/15/2029	8,940	8,990
[4]	World Omni Auto Receivables Trust Series 2023-D	5.850%	8/15/2029	9,905	10,064
[4]	World Omni Auto Receivables Trust Series 2024-A	4.840%	10/15/2029	13,540	13,616
[4]	World Omni Auto Receivables Trust Series 2024-B	5.230%	7/15/2030	13,320	13,467
[4]	World Omni Auto Receivables Trust Series 2025-A	4.860%	11/15/2030	13,280	13,353
[4]	World Omni Auto Receivables Trust Series 2025-A	5.080%	11/15/2030	4,930	4,977
[4]	World Omni Auto Receivables Trust Series 2025-B	4.530%	8/15/2031	9,365	9,380
[4]	World Omni Auto Receivables Trust Series 2025-C	4.420%	11/17/2031	7,720	7,668
[4]	World Omni Auto Receivables Trust Series 2026-A	4.160%	3/15/2032	7,680	7,566
[4]	World Omni Auto Receivables Trust Series 2026-B	4.610%	8/16/2032	6,160	6,142
[4]	World Omni Automobile Lease Securitization Trust Series 2024-A	5.620%	9/17/2029	1,260	1,266
[4]	World Omni Automobile Lease Securitization Trust Series 2025-A	4.490%	5/15/2030	8,260	8,272
[4]	World Omni Select Auto Trust Series 2025-A	4.080%	8/15/2031	13,820	13,729
[4,8]	Yamaha Motor Master Trust II Series 2026-A	4.430%	4/15/2031	16,800	16,691
[4,8]	Yamaha Motor Master Trust II Series 2026-A	4.640%	4/15/2031	1,520	1,509
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $8,488,669)					8,483,787
Corporate Bonds (30.0%)
Communications (1.0%)
	Airbnb Inc.	4.400%	3/16/2029	3,580	3,559
	Airbnb Inc.	5.250%	3/16/2036	6,340	6,316
	Alphabet Inc.	4.100%	2/15/2031	4,510	4,432
	Alphabet Inc.	4.700%	11/15/2035	13,858	13,572
	AT&T Inc.	4.350%	3/1/2029	5,000	4,968
[4]	AT&T Inc.	4.300%	2/15/2030	17,000	16,766
	AT&T Inc.	4.700%	8/15/2030	3,050	3,051
	AT&T Inc.	2.750%	6/1/2031	25,000	22,733
	AT&T Inc.	5.375%	8/15/2035	21,180	21,274
	Comcast Corp.	2.650%	2/1/2030	10,970	10,221
	Comcast Corp.	3.400%	4/1/2030	11,500	10,982
	Comcast Corp.	1.950%	1/15/2031	10,000	8,818
	Comcast Corp.	4.250%	1/15/2033	18,400	17,545
	Comcast Corp.	5.300%	6/1/2034	9,600	9,638
	Meta Platforms Inc.	4.200%	11/15/2030	7,540	7,421
	Meta Platforms Inc.	3.850%	8/15/2032	11,350	10,722
	Meta Platforms Inc.	4.600%	11/15/2032	23,084	22,700
	Meta Platforms Inc.	4.875%	5/15/2033	15,703	15,557
	Meta Platforms Inc.	4.875%	11/15/2035	26,224	25,517
[8]	NTT Finance Corp.	4.567%	7/16/2027	3,990	3,993
[8]	Space Exploration Technologies Corp.	5.350%	7/15/2031	18,720	18,700
	Sprint Capital Corp.	8.750%	3/15/2032	4,615	5,436
	T-Mobile USA Inc.	3.375%	4/15/2029	13,710	13,259
	T-Mobile USA Inc.	4.200%	10/1/2029	8,718	8,611
	T-Mobile USA Inc.	3.875%	4/15/2030	18,870	18,286
	T-Mobile USA Inc.	5.150%	4/15/2034	7,000	7,017
	Verizon Communications Inc.	5.000%	1/15/2036	16,667	16,252
					327,346
Consumer Discretionary (1.2%)
	Amazon.com Inc.	4.550%	3/13/2033	27,255	26,813
[4]	American Honda Finance Corp.	4.450%	10/22/2027	9,375	9,364
	American Honda Finance Corp.	4.600%	4/17/2030	26,580	26,324
[4]	American Honda Finance Corp.	1.800%	1/13/2031	12,000	10,501
[4]	American Honda Finance Corp.	5.050%	7/10/2031	17,590	17,626
[4]	American Honda Finance Corp.	5.200%	4/8/2033	4,475	4,481
[4]	American Honda Finance Corp.	4.900%	1/10/2034	12,500	12,251
	American Honda Finance Corp.	5.100%	1/8/2036	4,290	4,212
	AutoZone Inc.	4.750%	8/1/2032	10,000	9,888

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AutoZone Inc.	5.400%	7/15/2034	35,000	35,569
	eBay Inc.	4.250%	3/6/2029	12,845	12,692
	General Motors Co.	4.200%	10/1/2027	8,410	8,374
	General Motors Co.	6.800%	10/1/2027	4,205	4,307
	General Motors Financial Co. Inc.	4.350%	1/17/2027	25,230	25,200
	General Motors Financial Co. Inc.	2.700%	8/20/2027	2,815	2,758
	General Motors Financial Co. Inc.	5.950%	4/4/2034	5,000	5,175
	General Motors Financial Co. Inc.	5.900%	1/7/2035	5,000	5,140
	Home Depot Inc.	2.700%	4/15/2030	16,365	15,360
	Hyatt Hotels Corp.	5.750%	3/30/2032	4,650	4,791
	Lowe's Cos. Inc.	4.000%	10/15/2028	3,270	3,229
	Lowe's Cos. Inc.	4.250%	3/15/2031	10,490	10,278
	Lowe's Cos. Inc.	3.750%	4/1/2032	690	654
	Lowe's Cos. Inc.	4.500%	10/15/2032	20,725	20,284
	Lowe's Cos. Inc.	4.850%	10/15/2035	11,545	11,262
	Marriott International Inc.	4.800%	3/15/2030	10,000	10,041
	Marriott International Inc.	5.250%	10/15/2035	27,000	26,999
	Toyota Motor Credit Corp.	5.050%	5/16/2029	10,720	10,874
	Toyota Motor Credit Corp.	5.100%	3/21/2031	19,450	19,778
[4]	Toyota Motor Credit Corp.	4.600%	10/10/2031	15,185	15,096
[4]	Toyota Motor Credit Corp.	4.800%	1/5/2034	17,205	17,048
					386,369
Consumer Staples (2.1%)
	Altria Group Inc.	4.875%	2/4/2028	4,290	4,310
	Altria Group Inc.	4.800%	2/14/2029	14,453	14,505
	Altria Group Inc.	5.625%	2/6/2035	14,635	15,029
	Altria Group Inc.	5.250%	8/6/2035	5,000	4,996
	Anheuser-Busch InBev Worldwide Inc.	3.500%	6/1/2030	31,000	29,915
	BAT Capital Corp.	4.906%	4/2/2030	5,000	5,026
	BAT Capital Corp.	6.343%	8/2/2030	20,000	21,141
	BAT Capital Corp.	2.726%	3/25/2031	7,000	6,393
	BAT Capital Corp.	5.625%	8/15/2035	15,000	15,466
	BAT International Finance plc	4.448%	3/16/2028	22,028	21,980
	General Mills Inc.	4.875%	1/30/2030	22,640	22,747
	Haleon US Capital LLC	3.375%	3/24/2029	9,973	9,660
	Haleon US Capital LLC	3.625%	3/24/2032	8,185	7,661
[6,8]	Imperial Brands Finance plc	5.500%	7/7/2036	22,500	22,374
	Kroger Co.	5.000%	9/15/2034	43,442	42,824
[8]	Mars Inc.	5.000%	3/1/2032	41,875	42,157
[8]	Mars Inc.	5.200%	3/1/2035	59,590	59,824
	Molson Coors Beverage Co.	5.500%	7/8/2036	11,270	11,325
	Philip Morris International Inc.	4.875%	2/15/2028	24,115	24,266
	Philip Morris International Inc.	4.875%	2/13/2029	10,000	10,077
	Philip Morris International Inc.	3.375%	8/15/2029	10,230	9,868
	Philip Morris International Inc.	5.625%	11/17/2029	21,035	21,674
	Philip Morris International Inc.	5.125%	2/15/2030	17,490	17,756
	Philip Morris International Inc.	5.500%	9/7/2030	5,782	5,959
	Philip Morris International Inc.	4.000%	10/29/2030	10,795	10,512
	Philip Morris International Inc.	5.125%	2/13/2031	23,310	23,732
	Philip Morris International Inc.	5.750%	11/17/2032	10,680	11,185
	Philip Morris International Inc.	5.375%	2/15/2033	47,675	48,943
	Philip Morris International Inc.	5.625%	9/7/2033	2,000	2,080
	Philip Morris International Inc.	5.250%	2/13/2034	34,715	35,284
	Philip Morris International Inc.	4.900%	11/1/2034	12,419	12,332
	Tyson Foods Inc.	3.550%	6/2/2027	2,364	2,345
	Tyson Foods Inc.	4.350%	3/1/2029	9,243	9,169
	Tyson Foods Inc.	5.700%	3/15/2034	38,165	39,267
	Tyson Foods Inc.	4.950%	2/20/2036	11,420	11,090
					652,872
Energy (2.5%)
	BP Capital Markets America Inc.	2.721%	1/12/2032	22,386	20,134
	BP Capital Markets America Inc.	4.812%	2/13/2033	50,890	50,551
	BP Capital Markets America Inc.	5.227%	11/17/2034	28,890	29,268
	BP Capital Markets plc	3.723%	11/28/2028	2,095	2,057
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/2027	58,855	58,999
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/2029	20,000	19,335
	Diamondback Energy Inc.	3.500%	12/1/2029	12,205	11,770
	Diamondback Energy Inc.	5.150%	1/30/2030	15,470	15,694
	Diamondback Energy Inc.	5.400%	4/18/2034	5,000	5,071

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Eastern Energy Gas Holdings LLC	5.800%	1/15/2035	17,500	18,099
	Enbridge Inc.	3.125%	11/15/2029	35,000	33,317
	Enbridge Inc.	5.700%	3/8/2033	20,000	20,654
	Enbridge Inc.	5.625%	4/5/2034	8,000	8,235
	Energy Transfer LP	4.000%	10/1/2027	4,145	4,118
	Energy Transfer LP	4.950%	5/15/2028	5,394	5,424
	Energy Transfer LP	5.750%	2/15/2033	7,000	7,247
	Energy Transfer LP	5.600%	9/1/2034	15,000	15,296
[8]	Eni SpA	5.250%	5/18/2036	13,650	13,421
	Enterprise Products Operating LLC	4.850%	1/31/2034	30,860	30,599
[4]	Galaxy Pipeline Assets Bidco Ltd.	2.160%	3/31/2034	6,210	5,539
[4]	Galaxy Pipeline Assets Bidco Ltd.	2.625%	3/31/2036	22,000	19,194
	Kinder Morgan Inc.	5.000%	2/1/2029	23,500	23,713
	Marathon Petroleum Corp.	5.150%	3/1/2030	28,000	28,382
	Marathon Petroleum Corp.	5.700%	3/1/2035	40,000	41,061
	MPLX LP	5.000%	1/15/2033	15,000	14,892
	ONEOK Inc.	4.000%	7/13/2027	4,459	4,436
	ONEOK Inc.	4.250%	9/24/2027	4,499	4,483
	ONEOK Inc.	5.650%	11/1/2028	24,300	24,805
[4]	Petronas Capital Ltd.	4.950%	1/3/2031	33,250	33,666
[4]	Petronas Energy Canada Ltd.	2.112%	3/23/2028	26,681	25,618
[4]	SA Global Sukuk Ltd.	4.125%	9/17/2030	5,015	4,856
[4]	SA Global Sukuk Ltd.	2.694%	6/17/2031	20,290	18,230
[8]	Schlumberger Holdings Corp.	4.850%	5/15/2033	11,870	11,808
	Targa Resources Corp.	6.150%	3/1/2029	31,322	32,438
	TransCanada PipeLines Ltd.	4.100%	4/15/2030	21,236	20,761
	Valero Energy Corp.	5.150%	2/15/2030	10,620	10,777
	Williams Cos. Inc.	3.750%	6/15/2027	6,540	6,499
	Williams Cos. Inc.	5.300%	8/15/2028	20,244	20,530
	Williams Cos. Inc.	5.600%	3/15/2035	44,953	45,881
					766,858
Financials (15.3%)
[6]	Aercap Funding DAC	4.875%	7/7/2031	7,820	7,789
	AerCap Ireland Capital DAC	4.625%	10/15/2027	7,669	7,673
	AerCap Ireland Capital DAC	4.875%	4/1/2028	16,000	16,069
	AerCap Ireland Capital DAC	5.375%	12/15/2031	10,000	10,169
	AerCap Ireland Capital DAC	5.000%	11/15/2035	12,500	12,162
	American Express Co.	5.043%	7/26/2028	22,028	22,157
	American Express Co.	5.282%	7/27/2029	10,000	10,131
	American Express Co.	5.532%	4/25/2030	7,260	7,421
	American Express Co.	5.085%	1/30/2031	4,960	5,021
	American Express Co.	5.284%	7/26/2035	22,072	22,307
	American Express Co.	5.667%	4/25/2036	10,000	10,361
[8]	American National Global Funding	5.550%	1/28/2030	8,590	8,719
	Arthur J Gallagher & Co.	4.600%	12/15/2027	9,691	9,708
	Arthur J Gallagher & Co.	5.000%	2/15/2032	20,395	20,425
[8]	Athene Global Funding	4.950%	1/7/2027	21,270	21,300
[8]	Athene Global Funding	5.380%	1/7/2030	30,000	30,095
	Banco Santander SA	1.722%	9/14/2027	200	199
	Banco Santander SA	6.527%	11/7/2027	15,200	15,309
[4]	Banco Santander SA	5.365%	7/15/2028	23,600	23,794
	Banco Santander SA	5.588%	8/8/2028	9,229	9,396
	Bank of America Corp.	1.734%	7/22/2027	8,000	7,988
[4]	Bank of America Corp.	3.824%	1/20/2028	22,156	22,079
[4]	Bank of America Corp.	2.551%	2/4/2028	14,615	14,450
[4]	Bank of America Corp.	4.948%	7/22/2028	11,879	11,928
	Bank of America Corp.	6.204%	11/10/2028	8,510	8,688
[4]	Bank of America Corp.	3.419%	12/20/2028	34,922	34,334
[4]	Bank of America Corp.	3.970%	3/5/2029	16,624	16,447
	Bank of America Corp.	5.202%	4/25/2029	26,734	26,985
	Bank of America Corp.	4.623%	5/9/2029	1,710	1,709
[4]	Bank of America Corp.	2.087%	6/14/2029	23,300	22,183
[4]	Bank of America Corp.	4.271%	7/23/2029	244	242
[4]	Bank of America Corp.	3.974%	2/7/2030	1,960	1,923
[4]	Bank of America Corp.	3.194%	7/23/2030	23,795	22,742
[4]	Bank of America Corp.	2.884%	10/22/2030	17,816	16,804
	Bank of America Corp.	5.162%	1/24/2031	8,426	8,539
[4]	Bank of America Corp.	1.898%	7/23/2031	10,000	8,929
[4]	Bank of America Corp.	2.651%	3/11/2032	5,110	4,633

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bank of America Corp.	2.687%	4/22/2032	38,400	34,787
	Bank of America Corp.	2.299%	7/21/2032	30,200	26,675
	Bank of America Corp.	2.572%	10/20/2032	12,000	10,682
[4]	Bank of America Corp.	2.972%	2/4/2033	25,460	22,983
	Bank of America Corp.	4.571%	4/27/2033	23,130	22,686
	Bank of America Corp.	5.288%	4/25/2034	9,095	9,218
	Bank of Montreal	5.370%	6/4/2027	212	214
[4]	Bank of Montreal	4.338%	3/19/2030	174	172
[4]	Bank of New York Mellon Corp.	3.442%	2/7/2028	7,827	7,791
	Bank of New York Mellon Corp.	4.890%	7/21/2028	20,000	20,091
[4]	Bank of New York Mellon Corp.	5.802%	10/25/2028	20,000	20,347
[4]	Bank of New York Mellon Corp.	6.317%	10/25/2029	12,402	12,854
	Bank of New York Mellon Corp.	4.942%	2/11/2031	9,650	9,735
[4]	Bank of New York Mellon Corp.	5.834%	10/25/2033	15,000	15,761
	Bank of New York Mellon Corp.	4.706%	2/1/2034	18,360	18,056
[4]	Bank of New York Mellon Corp.	6.474%	10/25/2034	5,550	6,036
[4]	Bank of New York Mellon Corp.	5.188%	3/14/2035	21,090	21,299
	Bank of New York Mellon Corp.	5.316%	6/6/2036	10,000	10,118
[8]	Bank of New Zealand	5.076%	1/30/2029	20,000	20,239
[4]	Bank of Nova Scotia	5.400%	6/4/2027	179	181
	Bank of Nova Scotia	5.250%	6/12/2028	3,290	3,342
	Bank of Nova Scotia	4.404%	9/8/2028	261	261
	Bank of Nova Scotia	4.850%	2/1/2030	2,098	2,111
	Bank of Nova Scotia	4.247%	2/2/2030	195	193
	Bank of Nova Scotia	5.650%	2/1/2034	10,000	10,366
[8]	Banque Federative du Credit Mutuel SA	5.088%	1/23/2027	305	306
[8]	Banque Federative du Credit Mutuel SA	5.194%	2/16/2028	239	241
	Barclays plc	2.279%	11/24/2027	380	377
	Barclays plc	5.367%	2/25/2031	220	223
	Barclays plc	2.667%	3/10/2032	15,000	13,509
	Barclays plc	7.437%	11/2/2033	20,000	22,308
	BlackRock Funding Inc.	5.000%	3/14/2034	9,000	9,082
	Blackrock Inc.	2.400%	4/30/2030	2,256	2,089
	Blackrock Inc.	1.900%	1/28/2031	2,800	2,498
[8]	BNP Paribas SA	5.786%	1/13/2033	10,000	10,314
[8]	BPCE SA	2.045%	10/19/2027	264	262
	Canadian Imperial Bank of Commerce	5.237%	6/28/2027	20,196	20,380
	Canadian Imperial Bank of Commerce	4.508%	9/11/2027	10,020	10,018
	Canadian Imperial Bank of Commerce	4.862%	1/13/2028	15,220	15,255
	Canadian Imperial Bank of Commerce	4.283%	1/29/2030	12,000	11,871
	Canadian Imperial Bank of Commerce	5.245%	1/13/2031	20,000	20,294
	Capital One Financial Corp.	4.722%	1/30/2032	18,670	18,409
	Cboe Global Markets Inc.	1.625%	12/15/2030	4,674	4,083
	Cboe Global Markets Inc.	3.000%	3/16/2032	11,833	10,772
	Charles Schwab Corp.	3.200%	1/25/2028	4,143	4,067
	Charles Schwab Corp.	4.000%	2/1/2029	8,980	8,895
	Charles Schwab Corp.	5.643%	5/19/2029	8,000	8,154
	Charles Schwab Corp.	3.250%	5/22/2029	6,955	6,734
	Charles Schwab Corp.	4.603%	7/27/2029	40,000	39,956
	Charles Schwab Corp.	5.853%	5/19/2034	8,000	8,357
	Chubb INA Holdings LLC	4.650%	8/15/2029	26,288	26,402
	Chubb INA Holdings LLC	1.375%	9/15/2030	19,939	17,482
	Chubb INA Holdings LLC	5.000%	3/15/2034	14,895	14,931
	Chubb INA Holdings LLC	4.900%	8/15/2035	3,555	3,502
[4]	Citibank NA	4.576%	5/29/2027	328	329
[4]	Citibank NA	5.570%	4/30/2034	28,675	29,717
[4]	Citigroup Inc.	3.070%	2/24/2028	232	230
	Citigroup Inc.	5.174%	9/11/2036	12,000	11,939
[8]	Cooperatieve Rabobank UA	1.980%	12/15/2027	310	307
[8]	Corebridge Global Funding	4.650%	8/20/2027	77	77
[8]	Corebridge Global Funding	4.900%	1/7/2028	36,364	36,518
[8]	Corebridge Global Funding	4.900%	12/3/2029	10,000	10,001
[8]	Corebridge Global Funding	4.850%	6/6/2030	244	244
[8]	Credit Agricole SA	4.631%	9/11/2028	9,840	9,836
[8]	Danske Bank A/S	5.427%	3/1/2028	6,667	6,709
[8]	Danske Bank A/S	4.662%	3/27/2029	8,200	8,198
[8]	Danske Bank A/S	5.019%	3/4/2031	504	506
	Deutsche Bank AG	4.950%	8/4/2031	14,668	14,618
	Deutsche Bank AG	4.469%	12/10/2031	325	320
	Deutsche Bank AG	4.725%	2/6/2032	302	297

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	DNB Bank ASA	1.605%	3/30/2028	367	359
[8]	DNB Bank ASA	4.384%	11/4/2031	315	309
[8]	Equitable America Global Funding	4.650%	6/9/2028	94	94
[8]	Equitable America Global Funding	4.950%	6/9/2030	128	128
[8]	Equitable Financial Life Global Funding	5.000%	3/27/2030	110	110
[8]	GA Global Funding Trust	5.500%	1/8/2029	15,000	15,153
[8]	GA Global Funding Trust	5.400%	1/13/2030	30,191	30,294
[8]	GA Global Funding Trust	5.200%	12/9/2031	25,000	24,698
	Goldman Sachs Group Inc.	2.640%	2/24/2028	220	217
	Goldman Sachs Group Inc.	4.937%	4/23/2028	244	244
	Goldman Sachs Group Inc.	4.482%	8/23/2028	227	226
[4]	Goldman Sachs Group Inc.	5.207%	1/28/2031	15,000	15,162
	Goldman Sachs Group Inc.	4.516%	1/21/2032	78	77
	Goldman Sachs Group Inc.	4.939%	10/21/2036	33,860	32,874
	Goldman Sachs Group Inc.	5.065%	1/21/2037	18,430	18,013
	HSBC Holdings plc	4.755%	6/9/2028	5,500	5,507
[4]	HSBC Holdings plc	2.013%	9/22/2028	15,000	14,536
	HSBC Holdings plc	7.390%	11/3/2028	10,845	11,230
[4]	HSBC Holdings plc	4.583%	6/19/2029	1,691	1,686
	HSBC Holdings plc	2.206%	8/17/2029	36,000	34,143
	HSBC Holdings plc	4.711%	5/12/2030	59,660	59,403
	HSBC Holdings plc	4.619%	11/6/2031	23,293	22,966
	HSBC Holdings plc	2.804%	5/24/2032	15,623	14,122
	HSBC Holdings plc	2.871%	11/22/2032	14,000	12,566
	HSBC Holdings plc	5.402%	8/11/2033	3,000	3,039
	HSBC Holdings plc	5.208%	5/12/2034	70,180	69,934
	HSBC Holdings plc	5.450%	3/3/2036	15,000	15,106
	HSBC Holdings plc	5.279%	3/10/2037	1,511	1,493
	Huntington Bancshares Inc.	4.443%	8/4/2028	128	128
	Huntington Bancshares Inc.	6.208%	8/21/2029	20,400	20,999
	Huntington Bancshares Inc.	5.605%	1/28/2041	3,490	3,416
	Huntington National Bank	5.650%	1/10/2030	6,250	6,427
	Intercontinental Exchange Inc.	4.000%	9/15/2027	10,744	10,691
	Intercontinental Exchange Inc.	4.350%	6/15/2029	14,700	14,589
	Intercontinental Exchange Inc.	1.850%	9/15/2032	5,200	4,385
	Intercontinental Exchange Inc.	4.600%	3/15/2033	12,500	12,287
[8]	Intesa Sanpaolo SpA	5.000%	6/29/2030	15,280	15,311
	JPMorgan Chase & Co.	1.470%	9/22/2027	12,000	11,919
	JPMorgan Chase & Co.	6.070%	10/22/2027	18,340	18,430
	JPMorgan Chase & Co.	5.040%	1/23/2028	84,990	85,259
	JPMorgan Chase & Co.	2.947%	2/24/2028	4,917	4,868
	JPMorgan Chase & Co.	5.571%	4/22/2028	19,151	19,313
[4]	JPMorgan Chase & Co.	2.182%	6/1/2028	1,213	1,188
	JPMorgan Chase & Co.	4.979%	7/22/2028	9,624	9,666
	JPMorgan Chase & Co.	4.851%	7/25/2028	226	227
	JPMorgan Chase & Co.	4.505%	10/22/2028	23,870	23,865
[4]	JPMorgan Chase & Co.	3.509%	1/23/2029	8,575	8,434
	JPMorgan Chase & Co.	4.915%	1/24/2029	12,900	12,964
[4]	JPMorgan Chase & Co.	4.005%	4/23/2029	19,835	19,622
	JPMorgan Chase & Co.	2.069%	6/1/2029	36,944	35,234
	JPMorgan Chase & Co.	5.299%	7/24/2029	50,000	50,656
	JPMorgan Chase & Co.	6.087%	10/23/2029	20,000	20,607
[4]	JPMorgan Chase & Co.	4.452%	12/5/2029	42,077	41,832
	JPMorgan Chase & Co.	5.012%	1/23/2030	18,401	18,529
[4]	JPMorgan Chase & Co.	3.702%	5/6/2030	4,600	4,474
	JPMorgan Chase & Co.	4.565%	6/14/2030	30,000	29,889
	JPMorgan Chase & Co.	4.995%	7/22/2030	28,125	28,310
[4]	JPMorgan Chase & Co.	2.739%	10/15/2030	20,000	18,786
	JPMorgan Chase & Co.	5.140%	1/24/2031	13,040	13,187
	JPMorgan Chase & Co.	4.255%	10/22/2031	234	229
	JPMorgan Chase & Co.	1.953%	2/4/2032	12,330	10,854
	JPMorgan Chase & Co.	2.580%	4/22/2032	24,095	21,712
	JPMorgan Chase & Co.	4.622%	4/23/2032	35,125	34,725
	JPMorgan Chase & Co.	2.545%	11/8/2032	15,000	13,340
	JPMorgan Chase & Co.	6.254%	10/23/2034	2,000	2,141
	JPMorgan Chase & Co.	5.294%	7/22/2035	7,000	7,074
	JPMorgan Chase & Co.	5.576%	7/23/2036	33,810	34,352
	JPMorgan Chase & Co.	4.810%	10/22/2036	23,610	22,937
	JPMorgan Chase & Co.	4.898%	1/22/2037	6,820	6,645
	JPMorgan Chase & Co.	5.193%	2/5/2037	13,886	13,683

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Kodit Global Co. Ltd.	4.591%	5/28/2029	18,182	18,169
	Lloyds Banking Group plc	4.375%	3/22/2028	239	238
	Lloyds Banking Group plc	4.818%	6/13/2029	353	354
	Lloyds Banking Group plc	4.241%	2/10/2030	18,900	18,656
	M&T Bank Corp.	5.179%	7/8/2031	5,502	5,543
	M&T Bank Corp.	5.400%	7/30/2035	5,737	5,731
	Manufacturers & Traders Trust Co.	4.700%	1/27/2028	37,726	37,832
	Marsh & McLennan Cos. Inc.	4.650%	3/15/2030	9,500	9,495
	Marsh & McLennan Cos. Inc.	2.250%	11/15/2030	5,800	5,250
[8]	MassMutual Global Funding II	4.850%	1/17/2029	304	306
	Mastercard Inc.	2.000%	11/18/2031	5,850	5,167
[8]	Met Tower Global Funding	4.200%	9/16/2030	260	254
	Mitsubishi UFJ Financial Group Inc.	1.538%	7/20/2027	10,800	10,783
	Mitsubishi UFJ Financial Group Inc.	1.640%	10/13/2027	11,500	11,408
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/2028	18,300	18,389
	Mitsubishi UFJ Financial Group Inc.	5.422%	2/22/2029	7,330	7,415
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/2029	6,550	6,421
	Mitsubishi UFJ Financial Group Inc.	5.258%	4/17/2030	12,090	12,241
	Mitsubishi UFJ Financial Group Inc.	5.197%	1/16/2031	15,000	15,182
	Mitsubishi UFJ Financial Group Inc.	5.475%	2/22/2031	3,710	3,785
	Mitsubishi UFJ Financial Group Inc.	4.505%	1/14/2032	8,450	8,302
	Mitsubishi UFJ Financial Group Inc.	2.309%	7/20/2032	10,000	8,815
	Mitsubishi UFJ Financial Group Inc.	2.494%	10/13/2032	7,000	6,195
	Mitsubishi UFJ Financial Group Inc.	5.133%	7/20/2033	3,800	3,814
	Mizuho Financial Group Inc.	1.554%	7/9/2027	8,000	7,995
	Mizuho Financial Group Inc.	5.778%	7/6/2029	7,670	7,837
[4]	Mizuho Financial Group Inc.	3.153%	7/16/2030	5,400	5,152
[4]	Mizuho Financial Group Inc.	2.869%	9/13/2030	4,000	3,772
	Mizuho Financial Group Inc.	4.711%	7/8/2031	213	212
[4]	Mizuho Financial Group Inc.	2.201%	7/10/2031	5,000	4,510
	Mizuho Financial Group Inc.	5.748%	7/6/2034	15,000	15,549
	Morgan Stanley	2.475%	1/21/2028	11,900	11,769
[4]	Morgan Stanley	3.591%	7/22/2028	4,450	4,401
	Morgan Stanley	6.296%	10/18/2028	27,436	28,022
[4]	Morgan Stanley	3.772%	1/24/2029	25,000	24,659
	Morgan Stanley	5.123%	2/1/2029	24,090	24,240
[4]	Morgan Stanley	4.994%	4/12/2029	148	149
[4]	Morgan Stanley	5.164%	4/20/2029	10,000	10,079
	Morgan Stanley	5.449%	7/20/2029	20,461	20,733
	Morgan Stanley	5.173%	1/16/2030	25,229	25,455
	Morgan Stanley	5.042%	7/19/2030	40,212	40,498
	Morgan Stanley	5.230%	1/15/2031	54,270	54,889
[4]	Morgan Stanley	2.699%	1/22/2031	12,265	11,395
	Morgan Stanley	5.192%	4/17/2031	1,235	1,248
[4]	Morgan Stanley	4.356%	10/22/2031	15,011	14,680
[4]	Morgan Stanley	1.794%	2/13/2032	42,486	36,966
	Morgan Stanley	4.708%	3/12/2032	10,510	10,383
[4]	Morgan Stanley	1.928%	4/28/2032	8,285	7,204
[4]	Morgan Stanley	2.239%	7/21/2032	21,500	18,860
[4]	Morgan Stanley	2.511%	10/20/2032	18,000	15,911
	Morgan Stanley	4.889%	7/20/2033	22,950	22,773
	Morgan Stanley	6.342%	10/18/2033	29,000	30,915
[4]	Morgan Stanley	5.250%	4/21/2034	19,420	19,549
	Morgan Stanley	5.073%	1/30/2037	10,080	9,860
	Morgan Stanley	5.314%	1/18/2041	5,435	5,307
[4]	Morgan Stanley Bank NA	4.952%	1/14/2028	43,050	43,155
[4]	Morgan Stanley Bank NA	4.968%	7/14/2028	24,988	25,097
[4]	Morgan Stanley Bank NA	5.016%	1/12/2029	19,800	19,925
[4]	Morgan Stanley Private Bank NA	4.466%	7/6/2028	21,170	21,154
	Morgan Stanley Private Bank NA	4.465%	11/19/2031	312	307
	National Bank of Canada	5.600%	7/2/2027	35,000	35,000
	National Bank of Canada	4.166%	1/20/2029	15,625	15,525
	NatWest Group plc	5.115%	5/23/2031	328	330
	NatWest Group plc	4.983%	6/18/2032	7,920	7,917
[8]	NatWest Markets plc	5.416%	5/17/2027	293	296
[8]	New York Life Global Funding	4.600%	12/5/2029	15,000	14,995
[8]	New York Life Global Funding	1.850%	8/1/2031	5,000	4,345
[8]	New York Life Global Funding	4.550%	1/28/2033	10,000	9,815
[8]	New York Life Global Funding	5.000%	1/9/2034	9,250	9,234
[8]	Nippon Life Insurance Co.	5.046%	4/2/2033	3,655	3,659

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Nomura Holdings Inc.	4.996%	6/29/2029	15,210	15,246
[4]	NongHyup Bank	1.250%	7/28/2026	20,000	19,952
[8]	Nordea Bank Abp	4.375%	9/10/2029	348	346
	Northern Trust Corp.	6.125%	11/2/2032	5,000	5,345
[8]	Pacific Life Global Funding II	4.500%	8/28/2029	261	259
[8]	Penske Truck Leasing Co. LP	5.250%	2/1/2030	47,548	48,082
	Pinnacle Financial Partners Inc.	5.596%	5/19/2032	15,265	15,307
	PNC Bank NA	4.429%	7/21/2028	14,800	14,780
[4]	PNC Bank NA	4.050%	7/26/2028	5,000	4,942
	PNC Financial Services Group Inc.	6.615%	10/20/2027	8,820	8,875
	PNC Financial Services Group Inc.	5.354%	12/2/2028	4,985	5,036
	PNC Financial Services Group Inc.	3.450%	4/23/2029	11,370	11,059
	PNC Financial Services Group Inc.	5.582%	6/12/2029	64,069	65,236
	PNC Financial Services Group Inc.	4.618%	10/26/2029	33,000	32,915
	PNC Financial Services Group Inc.	2.550%	1/22/2030	41,508	38,638
	PNC Financial Services Group Inc.	5.492%	5/14/2030	71,725	73,255
	PNC Financial Services Group Inc.	5.222%	1/29/2031	6,995	7,109
	PNC Financial Services Group Inc.	4.899%	5/13/2031	25,034	25,166
	PNC Financial Services Group Inc.	6.037%	10/28/2033	10,000	10,538
	PNC Financial Services Group Inc.	5.068%	1/24/2034	24,660	24,680
	PNC Financial Services Group Inc.	6.875%	10/20/2034	9,500	10,491
	PNC Financial Services Group Inc.	5.423%	1/25/2041	4,990	4,906
[8]	Pricoa Global Funding I	4.400%	8/27/2027	348	348
[8]	Pricoa Global Funding I	4.700%	5/28/2030	328	327
	Progressive Corp.	3.200%	3/26/2030	8,620	8,211
	Progressive Corp.	5.150%	3/26/2036	10,000	10,004
[8]	Protective Life Global Funding	4.772%	12/9/2029	15,000	14,940
	RenaissanceRe Holdings Ltd.	5.800%	4/1/2035	17,217	17,581
[8]	RGA Global Funding	4.350%	8/25/2028	236	234
[8]	RGA Global Funding	5.448%	5/24/2029	130	132
[8]	RGA Global Funding	5.250%	1/9/2030	25,000	25,291
[4]	Royal Bank of Canada	5.069%	7/23/2027	42,856	42,874
[4]	Royal Bank of Canada	4.522%	10/18/2028	10,000	10,001
[4]	Royal Bank of Canada	4.965%	1/24/2029	2,329	2,342
[4]	Royal Bank of Canada	5.153%	2/4/2031	13,640	13,805
[4]	Royal Bank of Canada	4.970%	5/2/2031	9,511	9,579
	Royal Bank of Canada	4.305%	11/3/2031	20,350	19,961
	Royal Bank of Canada	3.875%	5/4/2032	7,300	6,981
[4]	Royal Bank of Canada	5.000%	2/1/2033	8,552	8,616
[8]	Sammons Financial Group Global Funding	5.050%	1/10/2028	179	180
[8]	Sammons Financial Group Global Funding	5.100%	12/10/2029	149	150
[8]	Societe Generale SA	2.797%	1/19/2028	380	376
	State Street Corp.	5.820%	11/4/2028	20,000	20,357
	State Street Corp.	4.530%	2/20/2029	12,886	12,884
	State Street Corp.	3.152%	3/30/2031	280	266
	State Street Corp.	4.558%	4/23/2032	9,465	9,353
	State Street Corp.	5.159%	5/18/2034	10,000	10,108
	State Street Corp.	4.784%	10/23/2036	11,403	11,074
	State Street Corp.	5.094%	4/24/2037	5,390	5,342
[8]	Sumisho Air Lease Corp.	4.500%	3/24/2029	6,130	6,078
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/2028	4,040	3,982
	Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/2028	24,260	22,875
	Sumitomo Mitsui Financial Group Inc.	4.108%	1/15/2029	10,640	10,507
	Sumitomo Mitsui Financial Group Inc.	5.316%	7/9/2029	40,437	41,100
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/2029	13,550	12,892
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/2030	12,030	11,228
	Sumitomo Mitsui Financial Group Inc.	5.240%	4/15/2030	10,300	10,462
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/2030	21,350	19,259
	Sumitomo Mitsui Financial Group Inc.	5.424%	7/9/2031	30,000	30,645
	Sumitomo Mitsui Financial Group Inc.	4.494%	1/15/2032	5,280	5,181
[6]	Sumitomo Mitsui Financial Group Inc.	4.934%	7/7/2032	17,500	17,442
	Sumitomo Mitsui Financial Group Inc.	5.558%	7/9/2034	25,000	25,633
[6]	Sumitomo Mitsui Financial Group Inc.	5.296%	7/7/2037	20,825	20,679
	Toronto-Dominion Bank	5.156%	1/10/2028	8,686	8,776
	Toronto-Dominion Bank	4.783%	12/17/2029	7,676	7,728
[4]	Toronto-Dominion Bank	3.200%	3/10/2032	7,948	7,312
	Toronto-Dominion Bank	4.866%	4/22/2033	9,995	9,921
	Toronto-Dominion Bank	4.928%	10/15/2035	12,940	12,714
[4]	Truist Financial Corp.	4.873%	1/26/2029	6,320	6,347
[4]	Truist Financial Corp.	5.435%	1/24/2030	1,680	1,708

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Truist Financial Corp.	5.071%	5/20/2031	20,199	20,387
[4]	Truist Financial Corp.	4.964%	10/23/2036	9,170	8,916
	UBS AG	4.864%	1/10/2028	12,820	12,853
	UBS AG	4.302%	3/16/2029	16,040	15,978
[8]	UBS Group AG	4.703%	8/5/2027	8,220	8,220
[8]	UBS Group AG	3.869%	1/12/2029	14,711	14,542
[8]	UBS Group AG	5.428%	2/8/2030	15,000	15,209
[8]	UBS Group AG	3.126%	8/13/2030	20,000	18,988
[8]	UBS Group AG	5.617%	9/13/2030	32,920	33,694
[8]	UBS Group AG	4.194%	4/1/2031	18,000	17,575
[8]	UBS Group AG	4.398%	9/23/2031	20,000	19,596
[8]	UBS Group AG	3.091%	5/14/2032	7,000	6,423
[8]	UBS Group AG	4.844%	11/6/2033	25,000	24,556
[4]	US Bancorp	2.215%	1/27/2028	26,508	26,170
[4]	US Bancorp	3.900%	4/26/2028	7,700	7,630
	US Bancorp	5.775%	6/12/2029	14,000	14,297
	US Bancorp	5.384%	1/23/2030	19,610	19,940
	US Bancorp	5.100%	7/23/2030	17,645	17,857
[4]	US Bancorp	4.967%	7/22/2033	37,091	36,763
	US Bancorp	5.850%	10/21/2033	16,955	17,679
	US Bancorp	4.839%	2/1/2034	4,970	4,904
[4]	Wells Fargo & Co.	4.900%	1/24/2028	7,320	7,337
[4]	Wells Fargo & Co.	3.526%	3/24/2028	142	141
[4]	Wells Fargo & Co.	2.393%	6/2/2028	14,020	13,741
[4]	Wells Fargo & Co.	4.808%	7/25/2028	226	227
	Wells Fargo & Co.	4.970%	4/23/2029	201	202
	Wells Fargo & Co.	6.303%	10/23/2029	30,320	31,360
	Wells Fargo & Co.	5.244%	1/24/2031	23,195	23,512
[4]	Wells Fargo & Co.	4.897%	7/25/2033	10,000	9,928
	Wells Fargo & Co.	4.960%	1/23/2037	13,820	13,489
					4,768,030
Health Care (2.8%)
	AbbVie Inc.	5.050%	3/15/2034	26,585	26,870
	Agilent Technologies Inc.	2.300%	3/12/2031	14,702	13,205
	Amgen Inc.	2.450%	2/21/2030	1,820	1,688
	Amgen Inc.	5.250%	3/2/2033	20,000	20,354
	Amgen Inc.	4.850%	2/19/2036	8,890	8,707
	Augusta SpinCo Corp.	5.245%	3/23/2036	20,000	20,000
	Baxter International Inc.	3.950%	4/1/2030	15,635	15,100
	Cardinal Health Inc.	5.350%	11/15/2034	15,000	15,182
	Cencora Inc.	4.625%	12/15/2027	9,690	9,703
	Cencora Inc.	2.700%	3/15/2031	15,000	13,675
	Cencora Inc.	5.150%	2/15/2035	5,935	5,926
	Cigna Group	4.375%	10/15/2028	4,355	4,336
	Elevance Health Inc.	2.250%	5/15/2030	16,510	15,098
	Elevance Health Inc.	2.550%	3/15/2031	14,105	12,791
	Elevance Health Inc.	4.950%	11/1/2031	5,000	5,016
	Elevance Health Inc.	4.100%	5/15/2032	11,975	11,479
	Elevance Health Inc.	4.750%	2/15/2033	18,005	17,748
	Eli Lilly & Co.	4.650%	5/20/2033	14,410	14,330
	Eli Lilly & Co.	4.850%	5/20/2036	29,200	28,925
	GE HealthCare Technologies Inc.	4.800%	1/15/2031	13,425	13,439
	GE HealthCare Technologies Inc.	5.500%	6/15/2035	12,450	12,658
	GE HealthCare Technologies Inc.	4.950%	12/15/2035	19,230	18,758
	HCA Inc.	4.125%	6/15/2029	10,200	10,046
	HCA Inc.	5.000%	5/15/2033	42,430	42,003
	HCA Inc.	4.900%	11/15/2035	11,565	11,191
	HCA Inc.	5.300%	5/15/2036	14,480	14,381
	McKesson Corp.	4.950%	5/30/2032	6,995	7,054
	McKesson Corp.	5.250%	5/30/2035	13,370	13,586
	Merck & Co. Inc.	5.200%	5/22/2036	30,000	30,364
	Novartis Capital Corp.	4.900%	3/18/2036	10,310	10,249
	Pfizer Inc.	2.625%	4/1/2030	4,545	4,246
	Pfizer Inc.	1.700%	5/28/2030	4,765	4,284
	Pfizer Inc.	4.200%	11/15/2030	5,155	5,087
	Pfizer Investment Enterprises Pte. Ltd.	4.650%	5/19/2030	38,820	38,935
	Pfizer Investment Enterprises Pte. Ltd.	4.750%	5/19/2033	13,620	13,491
[4]	Providence St. Joseph Health Obligated Group	2.532%	10/1/2029	5,000	4,673
	Quest Diagnostics Inc.	4.200%	6/30/2029	15,245	15,068

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Quest Diagnostics Inc.	4.625%	12/15/2029	11,430	11,424
	Quest Diagnostics Inc.	2.950%	6/30/2030	16,485	15,432
	Quest Diagnostics Inc.	2.800%	6/30/2031	9,600	8,763
	Quest Diagnostics Inc.	5.000%	6/30/2036	8,625	8,481
	Stryker Corp.	4.850%	2/10/2030	20,000	20,145
	Sutter Health	5.164%	8/15/2033	3,785	3,823
	Thermo Fisher Scientific Inc.	4.473%	10/7/2032	14,000	13,771
	UnitedHealth Group Inc.	4.250%	1/15/2029	21,291	21,184
	UnitedHealth Group Inc.	4.800%	1/15/2030	15,870	15,991
	UnitedHealth Group Inc.	5.300%	2/15/2030	2,750	2,813
	UnitedHealth Group Inc.	2.000%	5/15/2030	7,370	6,698
	UnitedHealth Group Inc.	4.650%	1/15/2031	7,295	7,295
	UnitedHealth Group Inc.	4.900%	4/15/2031	24,835	25,106
	UnitedHealth Group Inc.	2.300%	5/15/2031	26,500	23,728
	UnitedHealth Group Inc.	4.500%	4/15/2033	19,795	19,362
	UnitedHealth Group Inc.	5.000%	4/15/2034	16,555	16,545
	UnitedHealth Group Inc.	5.150%	7/15/2034	2,310	2,331
	UnitedHealth Group Inc.	5.300%	6/15/2035	6,660	6,782
[8]	VSP Optical Group Inc.	5.650%	6/1/2036	7,115	7,133
	Zimmer Biomet Holdings Inc.	5.050%	2/19/2030	42,020	42,574
	Zimmer Biomet Holdings Inc.	5.500%	2/19/2035	20,455	20,803
	Zoetis Inc.	5.000%	8/17/2035	31,400	31,009
					860,839
Industrials (0.9%)
	Canadian National Railway Co.	3.850%	8/5/2032	6,900	6,564
[8]	Daimler Truck Finance North America LLC	4.950%	1/13/2028	6,470	6,504
[8]	Daimler Truck Finance North America LLC	4.650%	10/12/2030	15,000	14,850
	Deere Funding Canada Corp.	4.150%	10/9/2030	21,084	20,705
	Eaton Corp.	3.950%	3/6/2029	8,250	8,133
[8]	ERAC USA Finance LLC	5.000%	2/15/2029	16,470	16,623
[8]	Fedex Freight Holding Co. Inc.	4.300%	3/15/2029	3,280	3,235
[8]	Fedex Freight Holding Co. Inc.	4.650%	3/15/2031	7,530	7,393
	General Electric Co.	4.300%	7/29/2030	9,540	9,451
	General Electric Co.	4.900%	1/29/2036	21,213	21,191
[8]	Honeywell Aerospace Inc.	4.000%	3/16/2029	11,667	11,510
[4]	John Deere Capital Corp.	2.000%	6/17/2031	15,000	13,283
	L3Harris Technologies Inc.	4.400%	6/15/2028	11,008	10,970
	Lockheed Martin Corp.	4.500%	2/15/2029	20,460	20,466
	Lockheed Martin Corp.	1.850%	6/15/2030	5,895	5,315
	Lockheed Martin Corp.	4.400%	8/15/2030	15,050	14,981
	Lockheed Martin Corp.	3.900%	6/15/2032	9,670	9,329
	Lockheed Martin Corp.	5.000%	8/15/2035	15,853	15,906
	Northrop Grumman Corp.	3.250%	1/15/2028	25,747	25,301
	RTX Corp.	2.375%	3/15/2032	11,326	10,008
	RTX Corp.	5.150%	2/27/2033	16,000	16,296
					268,014
Materials (0.4%)
[8]	Georgia-Pacific LLC	4.950%	6/30/2032	10,290	10,310
[8]	Glencore Funding LLC	5.673%	4/1/2035	10,440	10,704
	Nutrien Ltd.	2.950%	5/13/2030	12,300	11,535
	Nutrien Ltd.	5.400%	6/21/2034	19,561	19,819
	Smurfit Kappa Treasury ULC	5.438%	4/3/2034	7,000	7,093
	Smurfit Westrock Financing DAC	5.418%	1/15/2035	60,540	61,210
	Vulcan Materials Co.	4.950%	12/1/2029	7,226	7,286
	WRKCo Inc.	4.900%	3/15/2029	12,000	12,042
					139,999
Real Estate (0.7%)
	American Homes 4 Rent LP	4.900%	2/15/2029	14,833	14,883
[4]	AvalonBay Communities Inc.	3.200%	1/15/2028	2,250	2,209
	AvalonBay Communities Inc.	1.900%	12/1/2028	5,000	4,703
	AvalonBay Communities Inc.	5.000%	2/15/2033	3,300	3,330
	AvalonBay Communities Inc.	5.350%	6/1/2034	9,915	10,140
	Brixmor Operating Partnership LP	5.200%	4/1/2032	11,420	11,487
	Camden Property Trust	4.900%	1/15/2034	10,000	9,957
	ERP Operating LP	4.150%	12/1/2028	11,480	11,372
	ERP Operating LP	3.000%	7/1/2029	525	502
	ERP Operating LP	2.500%	2/15/2030	1,020	946
	ERP Operating LP	4.650%	9/15/2034	1,342	1,306

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Essex Portfolio LP	5.500%	4/1/2034	2,318	2,363
	Essex Portfolio LP	5.375%	4/1/2035	9,633	9,753
	Extra Space Storage LP	5.700%	4/1/2028	7,290	7,414
	Extra Space Storage LP	5.500%	7/1/2030	14,526	14,862
[6]	Extra Space Storage LP	4.900%	2/1/2032	20,220	20,135
	Healthpeak OP LLC	5.375%	2/15/2035	6,894	6,937
[6]	Invitation Homes Operating Partnership LP	4.950%	2/1/2032	10,745	10,666
	Mid-America Apartments LP	5.000%	3/15/2034	10,991	10,930
	Prologis LP	1.750%	2/1/2031	7,783	6,841
	Prologis LP	1.625%	3/15/2031	10,000	8,726
	Prologis LP	4.625%	1/15/2033	7,817	7,728
	Prologis LP	5.000%	3/15/2034	7,500	7,471
	Public Storage Operating Co.	1.950%	11/9/2028	3,500	3,303
	Public Storage Operating Co.	5.125%	1/15/2029	2,670	2,716
	Public Storage Operating Co.	3.385%	5/1/2029	11,800	11,469
	Public Storage Operating Co.	2.300%	5/1/2031	9,170	8,229
	Simon Property Group LP	2.450%	9/13/2029	3,300	3,091
	Simon Property Group LP	2.650%	7/15/2030	7,630	7,080
	Simon Property Group LP	4.375%	10/1/2030	239	237
	Welltower OP LLC	4.250%	4/15/2028	2,055	2,045
					222,831
Technology (1.9%)
	Analog Devices Inc.	2.100%	10/1/2031	14,030	12,354
	Automatic Data Processing Inc.	4.450%	9/9/2034	20,125	19,610
	Broadcom Inc.	5.050%	4/15/2030	30,000	30,438
	Broadcom Inc.	4.200%	10/15/2030	8,385	8,224
[4]	Broadcom Inc.	4.550%	2/15/2032	10,000	9,863
	Broadcom Inc.	4.900%	7/15/2032	5,597	5,613
	Broadcom Inc.	3.469%	4/15/2034	10,000	8,975
	Broadcom Inc.	4.800%	10/15/2034	29,203	28,594
[8]	Broadcom Inc.	3.137%	11/15/2035	5,000	4,241
	Cisco Systems Inc.	4.950%	2/26/2031	12,410	12,614
	Cisco Systems Inc.	5.050%	2/26/2034	19,960	20,133
	Dell International LLC	5.250%	2/1/2028	8,410	8,500
	Dell International LLC	4.350%	2/1/2030	9,283	9,158
	Dell International LLC	4.750%	10/6/2032	14,996	14,818
	Dell International LLC	5.400%	4/15/2034	5,523	5,602
	Fidelity National Information Services Inc.	4.550%	3/10/2029	6,960	6,907
[8]	Foundry JV Holdco LLC	5.500%	1/25/2031	16,500	16,877
	Hewlett Packard Enterprise Co.	4.150%	9/15/2028	11,917	11,795
	Hewlett Packard Enterprise Co.	4.550%	10/15/2029	8,429	8,381
	Hewlett Packard Enterprise Co.	4.850%	10/15/2031	5,000	4,978
	Hewlett Packard Enterprise Co.	5.000%	10/15/2034	5,000	4,901
	Intel Corp.	5.125%	2/10/2030	10,000	10,119
	Intel Corp.	5.000%	2/21/2031	10,000	10,072
	Intel Corp.	2.000%	8/12/2031	20,000	17,437
	Intel Corp.	5.000%	8/15/2033	3,590	3,562
	NVIDIA Corp.	4.750%	6/15/2033	25,920	25,838
	NVIDIA Corp.	4.950%	6/15/2036	29,310	29,052
	Oracle Corp.	4.800%	8/3/2028	10,450	10,431
	Oracle Corp.	4.550%	2/4/2029	6,187	6,100
	Oracle Corp.	2.950%	4/1/2030	15,000	13,808
	Oracle Corp.	4.950%	2/4/2031	41,925	41,065
	Oracle Corp.	5.200%	9/26/2035	10,000	9,359
	Paychex Inc.	5.350%	4/15/2032	12,580	12,729
	S&P Global Inc.	2.950%	3/1/2029	35,960	34,534
	S&P Global Inc.	2.500%	12/1/2029	10,680	9,986
	S&P Global Inc.	2.900%	3/1/2032	4,820	4,367
	Salesforce Inc.	4.650%	3/15/2029	18,700	18,693
	Salesforce Inc.	4.900%	9/15/2031	28,153	28,087
	Synopsys Inc.	4.850%	4/1/2030	11,440	11,460
	Synopsys Inc.	5.000%	4/1/2032	17,397	17,428
	Synopsys Inc.	5.150%	4/1/2035	8,350	8,308
	Texas Instruments Inc.	3.650%	8/16/2032	6,365	6,047
	VMware LLC	2.200%	8/15/2031	5,000	4,404
					585,462
Utilities (1.2%)
	Ameren Illinois Co.	1.550%	11/15/2030	8,575	7,542
[4]	Appalachian Power Co.	2.700%	4/1/2031	8,136	7,410

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	CenterPoint Energy Houston Electric LLC	4.950%	4/1/2033	4,770	4,779
	CenterPoint Energy Resources Corp.	5.250%	3/1/2028	10,000	10,131
[4]	Commonwealth Edison Co.	3.150%	3/15/2032	3,000	2,764
	Commonwealth Edison Co.	4.900%	2/1/2033	11,320	11,405
[4]	Dominion Energy Inc.	4.350%	8/15/2032	15,000	14,509
[4]	Dominion Energy South Carolina Inc.	2.300%	12/1/2031	10,000	8,872
	DTE Electric Co.	2.250%	3/1/2030	6,000	5,535
	DTE Energy Co.	5.100%	3/1/2029	15,183	15,354
	DTE Energy Co.	5.200%	4/1/2030	16,050	16,284
	DTE Energy Co.	5.850%	6/1/2034	12,592	13,150
	Duke Energy Carolinas LLC	2.450%	8/15/2029	7,430	6,985
	Duke Energy Carolinas LLC	4.850%	3/15/2030	101	102
	Duke Energy Carolinas LLC	2.550%	4/15/2031	8,576	7,796
	Duke Energy Carolinas LLC	4.950%	1/15/2033	7,470	7,524
	Duke Energy Florida LLC	2.500%	12/1/2029	16,960	15,866
	Duke Energy Florida LLC	4.200%	12/1/2030	89	87
	Duke Energy Progress LLC	3.700%	9/1/2028	12,100	11,913
	Duke Energy Progress LLC	3.450%	3/15/2029	1,520	1,480
	Entergy Arkansas LLC	5.150%	1/15/2033	4,480	4,531
	Entergy Texas Inc.	5.200%	6/15/2036	12,500	12,413
	FirstEnergy Transmission LLC	4.550%	1/15/2030	3,590	3,563
	Jersey Central Power & Light Co.	4.400%	1/15/2031	97	95
[4]	Kentucky Utilities Co.	5.450%	4/15/2033	7,630	7,842
	National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/2028	9,675	9,517
	National Rural Utilities Cooperative Finance Corp.	3.900%	11/1/2028	10,945	10,784
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/2029	9,996	9,776
[4]	Nevada Power Co.	2.400%	5/1/2030	8,360	7,703
	NextEra Energy Capital Holdings Inc.	4.685%	9/1/2027	7,810	7,829
	NextEra Energy Capital Holdings Inc.	4.850%	2/4/2028	14,580	14,662
	NextEra Energy Capital Holdings Inc.	5.300%	3/15/2032	15,000	15,269
	NiSource Inc.	5.250%	3/30/2028	1,300	1,315
	NiSource Inc.	1.700%	2/15/2031	15,027	13,101
	NiSource Inc.	4.750%	5/18/2031	3,570	3,556
	NiSource Inc.	5.300%	5/18/2036	5,960	5,962
[4]	PG&E Recovery Funding LLC	5.045%	7/15/2032	1,906	1,945
	PPL Electric Utilities Corp.	4.850%	2/15/2034	9,950	9,871
[8]	PSEG Power LLC	5.750%	5/15/2035	7,455	7,598
	Public Service Co. of Colorado	5.350%	5/15/2034	6,110	6,202
[4]	Public Service Electric & Gas Co.	4.650%	3/15/2033	9,990	9,885
[4]	Public Service Electric & Gas Co.	5.200%	3/1/2034	10,000	10,144
	Union Electric Co.	5.200%	4/1/2034	7,500	7,593
	Virginia Electric & Power Co.	5.000%	4/1/2033	15,190	15,271
	Wisconsin Electric Power Co.	4.750%	9/30/2032	2,500	2,504
					368,419
Total Corporate Bonds (Cost $9,361,787)					9,347,039
Sovereign Bonds (3.1%)
[4]	Abu Dhabi Developmental Holding Co. PJSC	4.500%	5/6/2030	34,798	34,438
[4]	Abu Dhabi Developmental Holding Co. PJSC	5.000%	5/6/2035	16,000	15,748
[4]	Bermuda	3.717%	1/25/2027	14,518	14,408
[4]	Bermuda	4.750%	2/15/2029	10,984	10,940
[4]	Bermuda	2.375%	8/20/2030	5,000	4,521
[4]	Bermuda	5.000%	7/15/2032	11,700	11,729
[4,8]	Central American Bank for Economic Integration	5.000%	1/25/2027	29,484	29,608
[4]	Eagle Funding Luxco Sarl	5.500%	8/17/2030	61,490	61,654
[4,8]	Kingdom of Saudi Arabia	5.125%	1/13/2028	102,928	103,525
[4]	Kingdom of Saudi Arabia	5.125%	1/13/2028	51,338	51,689
[4]	Korea Gas Corp.	3.875%	7/13/2027	35,000	34,805
	Korea Hydro & Nuclear Power Co. Ltd.	4.250%	7/27/2027	35,000	34,918
	KSA Sukuk Ltd.	5.250%	6/4/2027	37,440	37,665
[4]	KSA Sukuk Ltd.	4.303%	1/19/2029	4,621	4,565
[4,8]	Ontario Teachers' Cadillac Fairview Properties Trust	3.875%	3/20/2027	6,600	6,564
[4,8]	Ontario Teachers' Cadillac Fairview Properties Trust	4.125%	2/1/2029	24,580	24,205
[4,8]	Ontario Teachers' Finance Trust	1.250%	9/27/2030	25,000	22,043
[4,8]	Qatar Energy	4.625%	6/23/2029	30,000	29,810
[4]	Republic of Chile	2.750%	1/31/2027	40,329	39,884
[4]	Republic of Chile	4.850%	1/22/2029	6,000	6,045
[4]	Republic of Latvia	5.125%	7/30/2034	54,282	54,888
[4]	Republic of Poland	4.875%	2/12/2030	17,352	17,534

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Saudi Arabian Oil Co.	3.500%	4/16/2029	9,885	9,546
[4]	Saudi Arabian Oil Co.	4.375%	2/2/2031	29,001	28,316
[4]	State of Israel	5.375%	3/12/2029	26,542	26,806
[4]	State of Israel	2.500%	1/15/2030	435	400
[4]	State of Israel	5.375%	2/19/2030	27,875	28,203
[4]	State of Israel	4.500%	1/13/2031	56,506	55,249
[4]	Temasek Financial I Ltd.	1.000%	10/6/2030	5,000	4,352
[4,8]	Temasek Financial I Ltd.	1.625%	8/2/2031	125,000	109,273
[4]	United Mexican States	4.750%	4/27/2032	3,050	2,931
[4]	United Mexican States	5.850%	7/2/2032	2,862	2,893
[4]	United Mexican States	5.375%	3/22/2033	7,939	7,777
[4]	United Mexican States	6.250%	8/27/2037	25,718	25,722
Total Sovereign Bonds (Cost $972,358)					952,654
Taxable Municipal Bonds (0.4%)
	Florida State Board of Administration Finance Corp. Revenue	1.705%	7/1/2027	75,000	73,173
	Florida State Board of Administration Finance Corp. Revenue	2.154%	7/1/2030	55,000	50,393
Total Taxable Municipal Bonds (Cost $130,000)					123,566
				Shares
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
[10]	Vanguard Market Liquidity Fund (Cost $186,421)	3.682%		1,864,399	186,421
Total Investments (99.0%) (Cost $31,029,982)					30,854,117
Other Assets and Liabilities—Net (1.0%)					317,115
Net Assets (100%)					31,171,232

Cost is in $000.

1	Securities with a value of $1,744 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
2	Securities with a value of $15,940 have been segregated as initial margin for open centrally cleared swap contracts.
3	Securities with a value of $18,610 have been segregated as initial margin for open futures contracts.
4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5
The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

6	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of June 30, 2026.
7
Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.

8
Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2026, the aggregate value was $6,477,200, representing 20.8% of net assets.

9	Security value determined using significant unobservable inputs.
10	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

1YR—1-year.
ABS—Asset-Backed Security.
CLO—Collateralized Loan Obligation.
CMT—Constant Maturing Treasury Rate.
DAC—Designated Activity Company.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
UMBS—Uniform Mortgage-Backed Securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	September 2026	8,664	1,785,935	(1,617)
5-Year U.S. Treasury Note	September 2026	12,853	1,375,873	(662)
Euro-Bobl	September 2026	7	923	6
Ultra Long U.S. Treasury Bond	September 2026	151	17,540	451
				(1,822)

Short Futures Contracts
10-Year U.S. Treasury Note	September 2026	(4,792)	(526,596)	(398)
Euro-Bund	September 2026	(55)	(8,002)	(103)
Euro-Schatz	September 2026	(91)	(11,017)	(29)
Long U.S. Treasury Bond	September 2026	(811)	(92,049)	(1,187)
Ultra 10-Year U.S. Treasury Note	September 2026	(2,401)	(270,038)	(1,024)
				(2,741)
				(4,563)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Toronto-Dominion Bank	9/16/2026	AUD	419	USD	295	—	(6)
Toronto-Dominion Bank	9/16/2026	USD	567	EUR	489	7	—
State Street Bank & Trust Co.	9/16/2026	USD	1,363	GBP	1,018	13	—
						20	(6)

AUD—Australian dollar.
EUR—euro.
GBP—British pound.
USD—U.S. dollar.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date		Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
Republic of Chile	6/20/2031	USD	17,909	1.000	474	129

Credit Protection Purchased
CDX-NA-IG-S46-V1	6/20/2031	USD	716,810	(1.000)	(15,909)	(5,064)
						(4,935)

1Periodic premium received/(paid) quarterly.
USD—U.S. dollar.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. The fund may sell a TBA that it does not hold (Sales Commitments) to manage portfolio risks while giving the fund more flexibility. The settlement date of a Sales Commitment is not set, and the positions can be increased or decreased to ensure appropriate hedging ratios for the fund and may be offset by entering into an equal amount of TBA purchases. When the fund is a buyer of TBA transactions, it maintains cash, short-term investments, or Treasuries in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
At June 30, 2026, counterparties had deposited in segregated accounts securities with a value of $340,000 in connection with TBA transactions.
D. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The fund forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the fund is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the fund receives a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
E. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates or credit exposure. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
F. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
G. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
H. Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of June 30, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	11,760,650	—	11,760,650
Asset-Backed/Commercial Mortgage-Backed Securities	—	8,428,707	55,080	8,483,787
Corporate Bonds	—	9,347,039	—	9,347,039
Sovereign Bonds	—	952,654	—	952,654
Taxable Municipal Bonds	—	123,566	—	123,566
Temporary Cash Investments	186,421	—	—	186,421
Total	186,421	30,612,616	55,080	30,854,117

Derivative Financial Instruments
Assets
Futures Contracts[1]	457	—	—	457
Forward Currency Contracts	—	20	—	20
Swap Contracts[1]	—	129	—	129
Total	457	149	—	606
Liabilities
Futures Contracts[1]	(5,020)	—	—	(5,020)
Forward Currency Contracts	—	(6)	—	(6)
Swap Contracts[1]	—	(5,064)	—	(5,064)
Total	(5,020)	(5,070)	—	(10,090)

1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.